As filed with the Securities and Exchange Commission on October 25, 1995


                                                    Registration No. 33-29313*


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                            POST-EFFECTIVE AMENDMENT NO. 6
                                          To
                                       FORM S-6

                       FOR REGISTRATION UNDER THE SECURITIES ACT
                       OF 1933 OF SECURITIES OF UNIT INVESTMENT
                           TRUSTS REGISTERED ON FORM N-8B-2

A.    Exact name of trust:    MUNICIPAL SECURITIES TRUST,
                              SERIES 45 & 73RD DISCOUNT SERIES AND
                              SERIES 46 & 74TH DISCOUNT SERIES


B.    Name of depositors:     REICH & TANG DISTRIBUTORS L.P.
                              GRUNTAL & CO., INCORPORATED


C.    Complete address of depositors' principal executive offices:


      Reich & Tang Distributors L.P.      Gruntal & Co., Incorporated
      600 Fifth Avenue                    14 Wall Street
      New York, NY  10020                 New York, NY  10005


D.    Name and complete address of agent for service:


PETER J. DeMARCO           ROBERT SABLOWSKY             Copy of comments to:
Executive Senior           Executive Vice President     MICHAEL R. ROSELLA, ESQ.
 Vice President            Gruntal & Co., Incorporated  Battle Fowler LLP
Reich & Tang               14 Wall Street               75 East 55th Street
 Distributors L.P.         New York, NY 10005           New York, NY 10022
600 Fifth Avenue                                        (212) 856-6858
New York, New York 10020


It is proposed that this filing become effective (check appropriate box)

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485


/x/  on (October 31, 1995) pursuant to paragraph (b)


/ /  60 days after filing pursuant to paragraph (a)

/ /  on (       date       ) pursuant to paragraph (a) of Rule 485


* The Prospectus included in this Registration Statement constitutes a combined Prospectus as permitted by the provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933 (the "Act"). Said Prospectus covers units of undivided interest in Municipal Securities Trust, Series 45 & 73rd Discount Series and Series 46 & 74th Discount Series covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 33-29313 and 33-30144, respectively) under the Act. This filing constitutes Post-Effective Amendment No. 6 for all of the aforementioned Series.

   Each of the Registrants has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, and each of the Registrants filed a Rule 24f-4 Notice for its fiscal year ended June 30, 1995 on August 25, 1995.

991.1

                             MUNICIPAL SECURITIES TRUST
                         SERIES 45 AND 73RD DISCOUNT SERIES,
                         SERIES 46 AND 74TH DISCOUNT SERIES

                                CROSS-REFERENCE SHEET

                        Pursuant to Rule 404 of Regulation C
                          under the Securities Act of 1933

                    (Form N-8B-2 Items required by Instruction as
                           to the Prospectus in Form S-6)


             Form N-8B-2                                   Form S-6
             Item Number                            Heading in Prospectus


                      I.  Organization and General Information

 1.  (a) Name of trust...................   Front Cover of Prospectus
     (b) Title of securities issued......        "
 2.  Name and address of each depositor..   The Sponsor
 3.  Name and address of trustee.........   The Trustee
 4.  Name and address of principal
       underwriters......................   The Sponsor
 5.  State of organization of trust......   Organization
 6.  Execution and termination of
       trust agreement...................   Trust Agreement, Amendment and
                                                 Termination
 7.  Changes of name.....................   Not Applicable
 8.  Fiscal year.........................        "
 9.  Litigation..........................   None

         II.  General Description of the Trust and Securities of the Trust


10.  (a) Registered or bearer
         securities......................   Certificates
     (b) Cumulative or distributive
         securities......................   Interest and Principal Distributions
     (c) Redemption......................   Trustee Redemption
     (d) Conversion, transfer, etc.......   Certificates, Sponsor Repurchase,
                                                 Trustee Redemption, Exchange
                                                 Privilege and Conversion Offer
     (e) Periodic payment plan...........   Not Applicable
     (f) Voting rights...................   Trust Agreement, Amendment and
                                                 Termination
     (g) Notice to certificateholders....   Records, Portfolio, Trust Agreement,
                                                 Amendment and Termination, The
                                                 Sponsor, The Trustee
     (h) Consents required...............   Trust Agreement, Amendment and
                                                 Termination
     (i) Other provisions................   Tax Status
11.  Type of securities
       comprising units..................   Objectives, Portfolio, Description
                                                 of Portfolio
12.  Certain information regarding
       periodic payment certificates.....   Not Applicable
13.  (a) Load, fees, expenses, etc.......   Summary of Essential Information,
                                                 Offering Price, Volume and
                                                 Other Discounts, Sponsor's
                                                 and Underwriters' Profits,
                                                 Total Reinvestment Plan,
                                                 Trust Expenses and Charges


                                       -i-
978.1

             Form N-8B-2                                   Form S-6
             Item Number                            Heading in Prospectus



     (b) Certain information regarding
         periodic payment certificates...   Not Applicable
     (c) Certain percentages.............   Summary of Essential Information,
                                                 Offering Price, Total
                                                 Reinvestment Plan
     (d) Price differences...............   Volume and Other Discounts
     (e) Other loads, fees, expenses.....   Certificates
     (f) Certain profits receivable
         by depositors, principal
         underwriters, trustee or
         affiliated persons..............   Sponsor's and Underwriters' Profits
     (g) Ratio of annual charges
         to income.......................   Not Applicable
14.  Issuance of trust's securities......   Organization, Certificates
15.  Receipt and handling of payments
       from purchasers...................   Organization
16.  Acquisition and disposition of
       underlying securities.............   Organization, Objectives, Portfolio,
                                                 Portfolio Supervision
17.  Withdrawal or redemption............   Comparison of Public Offering Price,
                                                 Sponsor's Repurchase Price and
                                                 Redemption Price, Sponsor
                                            Repurchase, Trustee Redemption
18.  (a) Receipt, custody and
         disposition of income...........   Distribution Elections, Interest
                                                 and Principal Distributions,
                                                 Records, Total Reinvestment
                                                 Plan

     (b) Reinvestment of distributions...   Total Reinvestment Plan
     (c) Reserves or special funds.......   Interest and Principal Distributions
     (d) Schedule of distributions.......   Not Applicable
19.  Records, accounts and reports.......   Records, Total Reinvestment Plan
20.  Certain miscellaneous provisions
       of trust agreement................   Trust Agreement, Amendment and
                                                 Termination
     (a) Amendment.......................        "
     (b) Termination.....................        "
     (c) and (d) Trustee, removal and
         successor.......................   The Trustee
     (e) and (f) Depositor, removal
         and successor...................   The Sponsor
21.  Loans to security holders...........   Not Applicable
22.  Limitations on liability............   The Sponsor, The Trustee,
                                                 The Evaluator
23.  Bonding arrangements................   Part II--Item A
24.  Other material provisions
       of trust agreement................   Not Applicable

         III.  Organization, Personnel and Affiliated Persons of Depositor


25.  Organization of depositor...........   The Sponsor
26.  Fees received by depositor..........   Not Applicable
27.  Business of depositor...............   The Sponsor
28.  Certain information as to
       officials and affiliated
       persons of depositor..............   Part II--Item C
29.  Voting securities of depositor......   Not Applicable
30.  Persons controlling depositor.......        "
31.  Payments by depositor for certain
       services rendered to trust........        "


                                       -ii-
978.1

             Form N-8B-2                                   Form S-6
             Item Number                            Heading in Prospectus



32.  Payment by depositor for certain
       other services rendered to trust..        "
33.  Remuneration of employees of
     depositor for certain services
     rendered to trust...................        "
34.  Remuneration of other persons for
     certain services rendered to trust..        "

                  IV.  Distribution and Redemption of Securities


35.  Distribution of trust's
       securities by states..............   Distribution of Units
36.  Suspension of sales of
       trust's securities................   Not Applicable
37.  Revocation of authority
       to distribute.....................        "
38.  (a) Method of distribution..........   Distribution of Units, Total
                                                 Reinvestment Plan
     (b) Underwriting agreements.........        "
     (c) Selling agreements..............        "
39.  (a) Organization of principal
         underwriters....................   The Sponsor
     (b) N.A.S.D. membership of
         principal underwriters..........        "
40.  Certain fees received by
       principal underwriters............   Not Applicable
41.  (a) Business of principal
         underwriters....................   The Sponsor
     (b) Branch offices of principal
         underwriters....................   Not Applicable
     (c) Salesmen of principal
         underwriters....................        "
42.  Ownership of trust's
       securities by certain persons.....        "
43.  Certain brokerage commissions
       received by principal
       underwriters......................        "
44.  (a) Method of valuation.............   Summary of Essential Information,
                                                 Offering Price, Accrued
                                                 Interest, Volume and Other
                                                 Discounts, Total Reinvestment
                                                 Plan, Distribution of Units
     (b) Schedule as to offering price...   Not Applicable
     (c) Variation in offering price
         to certain persons..............   Distribution of Units, Total
                                                 Reinvestment Plan, Volume and
                                                 Other Discounts
45.  Suspension of redemption rights.....   Trustee Redemption
46.  (a) Redemption valuation............   Comparison of Public Offering Price,
                                                 Sponsor's Repurchase Price and
                                                 Redemption Price, Trustee
                                                 Redemption
     (b) Schedule as to
         redemption price................   Not Applicable
47.  Maintenance of position in
       underlying securities.............   Comparison of Public Offering Price,
                                                 Sponsor's Repurchase Price and
                                                 Redemption Price, Sponsor
                                                 Repurchase, Trustee Redemption


                                       -iii-
978.1

             Form N-8B-2                                   Form S-6
             Item Number                            Heading in Prospectus




                V.  Information Concerning the Trustee or Custodian


48.  Organization and regulation
       of trustee........................   The Trustee
49.  Fees and expenses of trustee........   Trust Expenses and Charges
50.  Trustee's lien......................        "
          VI.  Information Concerning Insurance of Holders of Securities


51.  Insurance of holders of
       trust's securities................   Not Applicable

                            VII.  Policy of Registrant


52.  (a) Provisions of trust agreement
         with respect to selection or
         elimination of underlying
         securities......................   Objectives, Portfolio, Portfolio
                                                 Supervision
     (b) Transactions involving
         elimination of underlying
         securities......................   Not Applicable
     (c) Policy regarding substitution
         or elimination of underlying
         securities......................   Objectives, Portfolio, Portfolio
                                                 Supervision, Substitution of
                                                 Bonds
     (d) Fundamental policy not
         otherwise covered...............   Not Applicable
53.  Tax status of trust.................   Tax Status

                   VIII.  Financial and Statistical Information


54.  Trust's securities during
       last ten years....................   Not Applicable
55.  Hypothetical account for issuers
       of periodic payment plans.........        "
56.  Certain information regarding
       periodic payment certificates.....        "
57.  Certain information regarding
       periodic payment plans............        "
58.  Certain other information
       regarding periodic payment plans..        "
59.  Financial Statements
     (Instruction 1(c) to Form S-6)......   Statement of Financial Condition


                                       -iv-
978.1

                 Note:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                          MUNICIPAL SECURITIES TRUST

                                   SERIES 45

------------------------------------------------------------------------------



            The Trust is a unit investment trust designated Series 45 ("Municipal Trust") with an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities, and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law but may be subject to state and local taxes. Such interest income may, however, be a specific preference item for purposes of Federal individual and/or corporate alternative minimum tax. Investors may recognize taxable capital gain upon maturity or earlier redemption of the underlying bonds. (See "Tax Status" and "The Trust--Portfolio" in PartB of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co. Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.


------------------------------------------------------------------------------



            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.

------------------------------------------------------------------------------


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1995




81660.1

            THE TRUST. The Trust is a unit investment trust formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities. A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the portfolio may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a discussion of the significance of such ratings see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio". The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations. There can be no assurance that the Trust's objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Each Unit in the Trust represents a 1/6831st undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.



                                    A-2
81660.1

            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.165% of the Public Offering Price, which is the same as 5.446% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $663.18 plus accrued interest of $12.81 under the monthly distribution plan, $16.48 under the semi-annual distribution plan and $40.08 under the annual distribution plan, for a total of $675.99, $679.66 and $703.26, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See the "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution

                                    A-3
81660.1
plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsor upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the plan selected by the prior owner of such Unit and may thereafter change the plan as provided in "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


            MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust. The Secondary Market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 5.165% of the Public Offering Price (5.446% of the net amount invested) plus net accrued interest. If such a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based upon the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have their interest distributions and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" and for residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                    A-4
81660.1

                          MUNICIPAL SECURITIES TRUST
                                   SERIES 45

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:  July 20, 1989              Minimum Principal Distribution:
Principal Amount of Bonds ...  $4,500,000      $1.00 per Unit.
Number of Units .............  6,831         Weighted Average Life
Fractional Undivided Inter-                    to Maturity:  19 Years.
  est in Trust per Unit .....  1/6831        Minimum Value of Trust:
Principal Amount of                            Trust may be terminated if value
  Bonds per Unit ............  $658.76         of Trust is less than $2,800,000
Secondary Market Public                        in principal amount of Bonds.
  Offering Price**                           Mandatory Termination Date:
  Aggregate Bid Price                          The earlier of December 31, 2039
    of Bonds in Trust .......  $4,307,690+++   or the disposition of the last
  Divided by 6,831 Units ....  $630.61         Bond in the Trust.
  Plus Sales Charge of 5.165%                Trustee***:  Chase Manhattan Bank,
    of Public Offering Price   $32.57          N.A.
  Public Offering Price                      Trustee's Annual Fee:  Monthly
    per Unit ................  $663.18+        plan $.96 per $1,000; semi-
Redemption and Sponsor's                       annual plan $.50 per $1,000; and
  Repurchase Price                             annual plan is $.32 per $1,000.
  per Unit ..................  $630.61+      Evaluator:  Kenny S&P Evaluation
                                      +++      Services.
                                      ++++   Evaluator's Fee for Each
Excess of Secondary Market                     Evaluation:  Minimum of $15 plus
  Public Offering Price                        $.25 per each issue of Bonds in
  over Redemption and                          excess of 50 issues (treating
  Sponsor's Repurchase                         separate maturities as separate
  Price per Unit ............  $32.57++++      issues).
Difference between Public                    Sponsor:  Reich & Tang
  Offering Price per Unit                      Distributors L.P. and Gruntal &
  and Principal Amount per                     Co. Incorporated.
  Unit Premium/(Discount) ...  $4.42         Sponsor's Annual Fee:  Maximum of
Evaluation Time:  4:00 p.m.                    $.25 per $1,000 principal amount
  New York Time.                               of Bonds (see "Trust Expenses
                                                and Charges" in Part B of this
                                                Prospectus).

      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option

Gross annual interest income# .........   $48.39       $48.39         $48.39
Less estimated annual fees and
  expenses ............................     1.40          .95            .81
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $46.99       $47.44         $47.58
Estimated interest distribution# ......     3.91        23.72          47.58
Estimated daily interest accrual# .....    .1305        .1317          .1321
Estimated current return#++ ...........    7.09%        7.15%          7.17%
Estimated long term return++ ..........    5.42%        5.49%          5.51%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15


                                    A-5
81660.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


      The proceeds from securities called July 1, 1995 and certain amounts distributable as of June 30, 1995 are reported in the summary of essential information as if they had been distributed at year-end.

 *** The Trustee maintains its corporate trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to expected date of settlement (approximately five business days after purchase) of $12.81 monthly, $16.48 semi-annually and $40.08 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash in the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                                    A-6
81660.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995


DESCRIPTION OF PORTFOLIO*

            The portfolio of the Trust consists of 11 issues representing obligations of issuers located in 7 states. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 27.1% are hospital revenue bonds; approximately 15.6% are issued in connection with the financing of nuclear generating facilities; and approximately 2.2% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $125,000 of the principal amount of the Bonds is a general obligation bond. All ten of the remaining issues representing $4,375,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Airport Facilities 1, Coal Power 1, Education 1, Hospital 3, Mortgage Revenue 1, Nuclear Power 1, Solid Waste 1 and Toll Revenue 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

            As of June 30, 1995, $1,755,000 (approximately 39% of the aggregate principal amount of the Bonds) were original issue discount bonds. None of these original issue discount bonds are Zero Coupon Bonds. Approximately 5% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 56% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From July 1, 1995 to September 15, 1995, the entire principal amount of the Bond in portfolio no. 10 has been called for redemption pursuant to pre-refunding provisions and is no longer contained in the Trust. 30 Units have been redeemed.


                                    A-7
81660.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                     Distribu-
                                                                      tions of
                                        Distributions of Interest   Principal
                                       During the Period (per Unit)  During
                            Net Asset*            Semi-               the
                 Units Out-   Value    Monthly    Annual     Annual  Period
Period Ended      standing   Per Unit  Option     Option     Option (Per Unit)


June 30, 1993       7,000   $1,019.34  $74.41     $75.06     $76.71      -0-
June 30, 1994       6,952      826.08   71.66      72.28      75.11  $132.80
June 30, 1995       6,831      647.50   52.97      53.49      64.33   173.95


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-8
81660.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Municipal Securities Trust, Series 45:


We have audited the accompanying statement of net assets, including the portfolio, of Municipal Securities Trust, Series 45 as of June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Securities Trust, Series 45 as of June 30, 1995, and the results of its operations and the changes in its net assets for each of the years in the three year period then ended, in conformity with generally accepted accounting principles.




                             KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

                              Statement of Net Assets

                                    June 30, 1995


       Assets:

       Investments in marketable securities,
          at market value (cost$4,350,738)                      $     4,362,701

       Excess of other assets over total liabilities                     60,383
                                                                   -------------

       Net assets 6,831 units  of fractional undivided
          interest outstanding,$647.50 per unit)                $     4,423,084
                                                                   =============

       See accompanying notes to financial statements.

                                MUNICIPAL SECURITIES TRUST, SERIES 45

                                      Statements of Operations

                                                         Years ended June 30,
                                           --------- --- --------- --- ---------
                                           ---------     ---------     ---------
                                              1995          1994        1993
                                           ---------     ---------   ---------

    Investment income - interest         $   368,342       496,630     544,750
                                           ---------     ---------   ---------

    Expenses:
       Trustee's fees                          6,420         7,170       8,293
       Evaluator's fees                        1,031         1,124       1,065
       Sponsor's advisory fee                  1,575         1,735       1,750
                                           ---------     ---------   ---------

            Total expenses                     9,026        10,029      11,108
                                           ---------     ---------   ---------

            Investment income, net           359,316       486,601     533,642
                                           ---------     ---------   ---------

    Realized and unrealized gain (loss) on investments:
         Net realized loss on
           bonds sold or called             (154,690)      (92,896)    (32,409)
         Unrealized appreciation
            (depreciation) for the year      130,732      (313,989)    266,989
                                           ---------     ---------   ---------

            Net gain (loss) on investments   (23,958)     (406,885)    234,580
                                           ---------     ---------   ---------

            Net increase in net
              assets resulting
              from operations            $   335,358        79,716     768,222
                                           =========     =========   =========

    See accompanying notes to financial statements.


                      MUNICIPAL SECURITIES TRUST, SERIES 45

                       Statements of Changes in Net Assets


                                                              Years ended June 30,
                                                  -----------     -----------     -------
                                                  -----------     -----------     ----------
                                                     1995            1994             1993
                                                  -----------     -----------     ----------


   Operations:
      Investment income, net                    $    359,316         486,601         533,642
      Net realized loss on bonds
        sold or called                              (154,690)        (92,896)        (32,409)
      Unrealized appreciation
        (depreciation) for the year                  130,732        (313,989)        266,989
                                                  -----------     -----------      ----------

                 Net increase in net
                   assets resulting
                   from operations                   335,358          79,716         768,222
                                                  -----------     -----------      ----------

   Distributions to certificateholders:
        Investment Income                            367,742         500,102         522,004
        Principal                                  1,205,904         923,912           -

   Redemptions:
        Interest                                       2,379             954           -
        Principal                                     79,146          47,256           -
                                                  -----------     -----------      ----------

   Total distributions and redemptions             1,655,171       1,472,224         522,004
                                                  -----------     -----------      ----------

   Total increase(decrease)                       (1,319,813)     (1,392,508)        246,218

   Net assets at beginning of the year             5,742,897       7,135,405       6,889,187
                                                  -----------     -----------      ----------

   Net assets at end of the year (including
      undistributed net investment
      income of $115,393, $126,198
      and $140,653 respectively)                $  4,423,084       5,742,897       7,135,405
                                                  ===========     ===========      ==========

   See accompanying notes to financial statements.

MUNICIPAL SECURITIES TRUST, SERIES 45

Notes to Financial Statements

June 30, 1995, 1994 and 1993





(1)             Organization and Financial and Statistical Information

Municipal Securities Trust, Series 45 (Trust) was organized on July 20, 1989 (date of deposit) by Bear Stearns and Co. Inc. and Gruntal and Co. Inc., Incorporated (Co-Sponsors) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.




(2)             Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a sysvem of"internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.

Investments are carried at market value which is determined by either Standard and Poor's Corporation, or Moody's Investors Service, Inc. (Evaluator). The market value of the portfolio is based upon the bid prices for the bonds at the end of the period, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

(3)             Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.


             (Continued)

MUNICIPAL SECURITIES TRUST, SERIES 45

Notes to Financial Statements





(4)             Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 121 units were redeemed during the year ended June 30, 1995. 40 units have been redeemed during the year ended June 30, 1994 and no units have been redeemed during the year ended June 30, 1993.

See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years ended June 30, 1995, 1994 and 1993.


(5)             Net Assets
 At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

        Original cost to Certificateholders                 $  7,181,029
        Less initial gross underwriting commission              (351,870)

                                                                     6,829,159

        Cost of securities sold or called                    (2,478,421)
        Net unrealized appreciation                              11,963
        Undistributed net investment income                     115,393
        Undistributed proceeds from bonds sold or called        (55,010)
                   Total                                   $  4,423,084


The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 6,831 units of fractional undivided interest of the Trust as of the date of deposit.

(6)    Successor Trustee

Effective September 2, 1995 United States Trust Company of New York was merged into Chase Manhattan Bank (National Association) (Chase). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns.

(7)   Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

MUNICIPAL SECURITIES TRUST, SERIES 45
Portfolio
June 30, 1995

Port-      Aggregate                                                   Coupon Rate/   Redemption Feature
folio      Principal            Name of Issuer              Ratings    Date(s) of     S.F.--Sinking Fund          Market
No.         Amount            and Title of Bonds              (1)      Maturity(2)    Ref.--Refunding(2)(7)       Value(3)

1    $      355,000    Baldwin Cnty. Al. Bd. of Ed.            A       5.500%         No Sinking Fund          $    343,913
                       Spec. Tax Schl. Warrants Series                 6/01/2009      6/01/98 @ 102 Ref.
                       1989

 2           420,000   Maricopa Cnty. Az. Indus. Dev.          A*      9.250          12/01/05 @ 100 S.F.           437,090
                       Auth. Hosp. Sys. Rev. Rfndg.                    12/01/2015     12/01/95 @ 102 Ref.
                       Bonds (Samaritan Hlth. Serv.)
                       Series 1985A

 3           700,000   Salt River Az. Agrcltrl. Imprvmt.        AA      5.000          1/01/20 @ 100 S.F.            595,203
                       & Pwr. Dstrct. (Salt River Prjt.                1/01/2025      1/01/96 @ 100 Ref.
                       Elec. Sys. Rev. Bonds) 1986
                       Series C

 4           300,000   Mich. State Hosp. Finc. Auth.          Aa*      10.000         11/01/06 @ 100 S.F.           311,703
                       Hosp. Rev. Rfndg. Bonds                         11/01/2015     11/01/95 @ 102 Ref.
                       (Daughters of Charity Hlth. Sys.
                       St. Mary's Hosp.) Series 1985A

 5           100,000   Mich. State Hsg. Dev. Auth.            Aa1*     5.000          4/01/05 @ 100 S.F.             91,021
                       Single Fam. Insrd. Mtg. Rev.                    4/01/2010      7/31/94 @ 100 Ref.
                       Bonds Series 1978A

 6           700,000   N.C. Eastern Muni. Pwr. Agncy.         Aaa*     4.500          7/01/20 @ 100 S.F.            559,951
                       Pwr. Sys. Rev. Rfndg. Bonds                     1/01/2024      1/01/22 @ 100 Ref.
                       Series 1987 A (5)

 7           500,000   Bexar Cnty. Tx. Hlth. Facs. Dev.        A       9.500          11/01/05 @ 100 S.F.           518,615
                       Corp. Incarnate Word Hlth. Serv.                11/01/2015     11/01/95 @ 102 Ref.
                       Rfndg. Rev. Bonds

 8           600,000   Grapevine Tx. Indus. Dev. Corp.       Baa1*     9.250          No Sinking Fund               624,354
                       Arpt. Fac. Rev. Bonds Series 1985               12/01/2012     12/01/95 @ 102 Ref.
                       (American Airlines Inc. Prjt.)

 9           600,000   Harris Cnty. Tx. Toll Rd.              AAA      8.700%         8/15/08 @ 100 S.F.            673,008
                       Multimode Rev. Bonds Sr. Lien                   8/15/2017      8/15/97 @ 103 Ref.
                       Series 1985C (5)

10           100,000   So. East Pub. Serv. Auth. of Va.       AAA      10.500%        7/01/03 @ 100 S.F.            102,000
                       Sr. Rev. Bonds (Rgnl. Solid Waste               7/01/2015      7/01/95 @ 102 Ref.
                       Sys.) Series 1984 A (5)

11           125,000   King Cnty. Wash. Gen. Oblig.           AAA      4.000          No Sinking Fund               105,843
                       Rfndg. Bonds (Unlmtd. Tax) Series               10/01/2007     None
                       1978A & Series 1978B

      $    4,500,000                                                                                           $  4,362,701

See accompanying footnotes to portfolio and notes to financial statements.

MUNICIPAL SECURITIES TRUST, SERIES 45

Footnotes to Portfolio

June 30, 1995




(1) All ratings are by Standard & Poor's Corporation, except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1995, the net unrealized appreciation of all the bonds was comprised of the following:

             Gross unrealized appreciation             $   215,186
             Gross unrealized depreciation                (203,223)

        Net unrealized appreciation                   $     11,963

(4) The annual interest income, based upon bonds held at June 30, 1995, to the Trust is $330,575

(5) The bonds have been prerefunded and will be redeemed at the next refunding call date.

(6) Bonds sold or called after June 30, 1995 are noted in a footnote "Changes in Trust Portfolio" under "Description of Portfolio" in Part A of this Prospectus.

(7) The bonds may also be subjected to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condenation, termination of a contract, or receipt of excess or unanticipated revenues).

                 Note:  Part A of this Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                          MUNICIPAL SECURITIES TRUST

                             73RD DISCOUNT SERIES
                            (MULTIPLIER PORTFOLIO)

------------------------------------------------------------------------------



            The Trust is a unit investment trust designated 73rd Discount Series ("Municipal Discount Trust") with an underlying portfolio of long-term tax-exempt bonds and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the bonds. Minimum purchase: 1 Unit.


------------------------------------------------------------------------------



            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.

------------------------------------------------------------------------------


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1995




81655.1

            THE TRUST. The Trust is a unit investment trust formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law through investment in a fixed, diversified portfolio of long-term bonds issued by or on behalf of states, municipalities and public authorities (the "Bonds"). A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) The Bonds were acquired at prices which resulted in the portfolio as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount some of which may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds as of the Evaluation Date, if any, see "Notes to Financial Statements" in this Part
A. All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a discussion of the significance of such ratings see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio". The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations. There can be no assurance that the Trust's objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Each Unit in the Trust represents a 1/12729th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "The Trust--Organization" in Part B of this


                                    A-2
81655.1

Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.0% of the Public Offering Price, which is the same as 5.263% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to expected date of settlement including earned original issue discount is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $329.48 plus accrued interest of $8.16 under the monthly distribution plan, $9.88 under the semi-annual distribution plan and $23.70 under the annual distribution plan, for a total of $337.64, $339.36 and $353.18, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See the "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no

                                    A-3
81655.1
assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsor upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the plan selected by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


            MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 5.0% (5.263% of the net amount invested) plus net accrued interest. If such a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based upon the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have their interest distributions and principal distributions, if any, reinvested in available series of "Municipal Securities Trust." (See "Total Reinvestment Plan" and for residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

                                    A-4
81655.1

                          MUNICIPAL SECURITIES TRUST
                             73RD DISCOUNT SERIES

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:  July 20, 1989              Minimum Principal Distribution:
Principal Amount of Bonds ...  $8,529,000      $1.00 per Unit.
Number of Units .............  12,729        Weighted Average Life
Fractional Undivided Inter-                    to Maturity:  24.4 Years.
  est in Trust per Unit .....  1/12729       Minimum Value of Trust:
Principal Amount of                            Trust may be terminated if
  Bonds per Unit ............  $670.04         value of Trust is less than
Secondary Market Public                        $5,200,000 in principal amount
  Offering Price**                             of Bonds.
  Aggregate Bid Price                        Mandatory Termination Date:
    of Bonds in Trust .......  $3,994,408+++   The earlier of December 31,
  Divided by 12,729 Units ...  $313.80         2039 or the disposition of the
  Plus Sales Charge of 5.0%                    last Bond in the Trust.
    of Public Offering Price   $15.68        Trustee***:  Chase Manhattan
  Public Offering Price                        Bank, N.A.
    per Unit ................  $329.48+      Trustee's Annual Fee:  Monthly
Redemption and Sponsors'                       plan $.84 per $1,000; semi-
  Repurchase Price                             annual plan $.38 per $1,000;
  per Unit ..................  $313.80+        and annual plan is $.30 per
                                      +++      $1,000.
                                      ++++   Evaluator:  Kenny S&P Evaluation
Excess of Secondary Market                     Services.
  Public Offering Price                      Evaluator's Fee for Each
  over Redemption and                          Evaluation:  Minimum of $15
  Sponsors' Repurchase                         plus $.25 per each issue of
  Price per Unit ............  $15.68++++      Bonds in excess of 50 issues
Difference between Public                      (treating separate maturities
  Offering Price per Unit                      as separate issues).
  and Principal Amount per                   Sponsors:  Reich & Tang
  Unit Premium/(Discount) ...  $(340.56)       Distributors L.P. and Gruntal &
Evaluation Time:  4:00 p.m.                    Co., Incorporated.
  New York Time.                             Sponsors' Annual Fee:  Maximum of
                                               $.25 per $1,000 principal
                                               amount of Bonds (see "Trust
                                               Expenses and Charges" in Part B
                                               of this Prospectus).

      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option

Gross annual interest income# .........   $23.69       $23.69         $23.69
Less estimated annual fees and
  expenses ............................     1.35          .88            .82
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $22.34       $22.81         $22.87
Estimated interest distribution# ......     1.86        11.40          22.86
Estimated daily interest accrual# .....    .0620        .0633          .0635
Estimated current return#++ ...........    6.78%        6.92%          6.94%
Estimated long term return++ ..........    6.24%        6.39%          6.41%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15


                                    A-5
81655.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


      The proceeds from securities called July 1, 1995 and certain amounts distributable as of June 30, 1995 are reported in the summary of essential information as if they had been distributed at year-end.

 *** The Trustee maintains its corporate trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to expected date of settlement (approximately five business days after purchase) of $8.16 monthly, $9.88 semi-annually and $23.70 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash in the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                                    A-6
81655.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995


DESCRIPTION OF PORTFOLIO*

            The portfolio of the Trust consists of 12 issues representing obligations of issuers located in 7 states and the District of Columbia. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. Approximately 58.5% of the Bonds are obligations of state and local housing authorities; approximately 15.1% are hospital revenue bonds; approximately 1.1% are issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Twelve issues representing $8,729,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Airport Facilities 2, Federally Assisted Mortgage 1, Federally Insured Mortgage 1, Hospital 3, Nuclear Power 1, Solid Waste 1, Toll Revenue 1, Turnpike 1 and University 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

            As of June 30, 1995, $5,709,000 (approximately 65.4% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $5,109,000 (approximately 58.5% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 34.6% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



--------
* Changes in the Trust Portfolio: From July 1, 1995 to September 15, 1995, the entire principal amounts of the Bonds in portfolio nos. 5, 5a, 9 and 10 have been called for redemption pursuant to pre-refunding provisions and are no longer contained in the Trust. 32 Units have been redeemed.


                                    A-7
81655.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                     Distribu-
                                                                      tions of
                                        Distributions of Interest   Principal
                                       During the Period (per Unit)  During
                            Net Asset*            Semi-               the
                 Units Out-   Value    Monthly    Annual     Annual  Period
Period Ended      standing   Per Unit  Option     Option     Option (Per Unit)



June 30, 1993      13,000    $601.91   $44.86     $45.55     $47.34      -0-
June 30, 1994      13,000     479.09    43.15      43.80      45.33  $ 96.94
June 30, 1995      12,729     324.53    31.40      31.97      38.73   144.56



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-8
81655.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Municipal Securities Trust, 73rd Discount Series:


We have audited the accompanying statement of net assets, including the portfolio, of Municipal Securities Trust, 73rd Discount Series as of June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Securities Trust, 73rd Discount Series as of June 30, 1995, and the results of its operations and the changes in its net assets for each of the years in the three year period then ended, in conformity with generally accepted accounting principles.




                             KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

                  MUNICIPAL SECURITIES TRUST, 73RD DISCOUNT SERIES

                              Statement of Net Assets

                                    June 30, 1995

       Investments in marketable securities,
          at market value (cost $4,299,173)                         $ 4,009,233

       Excess of other assets over other liabilities                    121,706
                                                                      ----------

       Net assets 12,729 units  of fractional undivided
          interest outstanding, $324.53 per  unit)                  $ 4,130,939
                                                                      ==========

       See accompanying notes to financial statements.

                  MUNICIPAL SECURITIES TRUST, 73RD DISCOUNT SERIES

                             Statements of Operations

                                                  Years ended June 30,
                                           ---------    ---------    ---------
                                           ---------    ---------    ---------
                                             1995         1994         1993
                                           ---------    ---------    ---------

    Investment income - interest         $  444,204      584,919      656,960
                                           ---------    ---------    ---------

    Expenses:
       Trustee's fees                         9,424       10,142       11,596
       Evaluator's fees                       3,093        3,356        3,199
       Sponsor's advisory fee                 2,821        3,250        3,250
                                           ---------    ---------    ---------

            Total expenses                   15,338       16,748       18,045
                                           ---------    ---------    ---------

            Investment income, net          428,866      568,171      638,915
                                           ---------    ---------    ---------

    Realized and unrealized gain (loss) on investments:
         Net realized loss
           on bonds sold or called         (257,840)    (118,519)    (61,358)
         Unrealized appreciation
             (depreciation) for the year    106,138     (222,534)     223,161
                                           ---------    ---------    ---------

            Net gain (loss) on investments (151,702)    (341,053)     161,803
                                           ---------    ---------    ---------

            Net increase in net
              assets resulting
              from operations            $  277,164      227,118      800,718
                                           =========    =========    =========

    See accompanying notes to financial statements.

               MUNICIPAL SECURITIES TRUST, 73RD DISCOUNT SERIES

                      Statements of Changes in Net Assets

                                                      Years ended June 30,
                                             1995            1994           1993

  Operations:
     Investment income, net             $    428,866         568,171       638,915
     Net realized loss on
       bonds sold or called                 (257,840)       (118,519)      (61,358)
     Unrealized appreciation
       (depreciation) for the year           106,138        (222,534)      223,161

                Net increase in net
                  assets resulting
                  from operations            277,164         227,118       800,718

  Distributions to certificateholders
       Investment income                     406,764         563,490       586,484
       Principal                           1,858,674      1,260,220          -

  Redemptions:
       Interest                                3,739           -             -
       Principal                             105,275           -             -

  Total Distributions and Redemptions      2,374,452       1,823,710       586,484

                Total increase (decrease) (2,097,288)     (1,596,592)      214,234

  Net assets at beginning of year          6,228,227       7,824,819     7,610,585

  Net assets at end of year (including
     undistributed net investment
     income of$276,715,  $258,352
     and $275,261 respectively)         $  4,130,939       6,228,227     7,824,819

  See accompanying notes to financial statements.

MUNICIPAL SECURITIES TRUST, 73RD DISCOUNT SERIES

Notes to Financial Statements

June 30, 1995, 1994 and 1993





(1)  Organization and Financial and Statistical Information

Municipal Securities Trust, 73rd Discount Series (Trust) was organized on July 20, 1989 (date of deposit) by Bear Stearns and Co. Inc. and Gruntal and Co. Inc., Incorporated (Co-Sponsors) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.

(2)  Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.

The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

Investments are carried at market value which is determined by Kenny S&P Evaluation Services (Evaluator). The market value of the portfolio is based upon the bid prices for the bonds at the end of the period, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

(3)  Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.

(Continued)

MUNICIPAL SECURITIES TRUST, 73RD DISCOUNT SERIES

Notes to Financial Statements


(4)  Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years ended June 30, 1995, 1994 and 1993.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 271 units were redeemed for the year ended June 30, 1995. No units were redeemed for the years ended June 30, 1994 and 1993.

(5)  Net Assets

At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

        Original cost to Certificateholders                  $     8,237,524
        Less initial gross underwriting commission                  (453,064)

                                                                     7,784,460

        Accumulated cost of bonds sold or called                  (3,625,471)
        Net unrealized depreciation                                 (289,940)
        Undistributed net investment income                          276,715
        Distributions in excess of proceeds
        from bonds sold or called                                   (14,825)

                    Total                                   $     4,130,939

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 13,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $140,184.

(6)  Successor Trustee

 Effective September 2, 1995, United States Trust Company of New York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns and Co.

(7)   Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

MUNICIPAL SECURITIES TRUST, 73RD DISCOUNT SERIES
Portfolio
June 30, 1995

Port-    Aggregate                                                Coupon Rate/     Redemption Feature
folio    Principal          Name of Issuer             Ratings    Date(s) of       S.F.--Sinking Fund             Market
No.      Amount          and Title of Bonds             (1)       Maturity(2)      Ref.--Refunding(2)(7)          Value(3)
---      ---------   --------------------------------   ------   --------------   ----------------------------   ---------

 1    $    330,000   Maricopa Cnty. Az. Indus. Dev.       A*     9.250%           12/01/05 @ 100 S.F.         $    343,428
                     Auth. Hosp. Sys. Rev. Rfndg.                12/01/2015       12/01/95 @ 102 Ref.
                     Bonds (Samaritan Hlth. Serv.)
                     Series 1985A

 2         490,000   Mich. State Hosp. Finc. Auth.       Aa*     10.000           11/01/91 @ 100 S.F.              509,115
                     Hosp. Rev. Rfndg. Bonds                     11/01/2015       11/01/95 @ 102 Ref.
                     (Daughters of Charity Hlth. Sys.
                     St. Mary's Hosp.) Series 1985 A

 3         500,000   Metro. Nashville Tenn. Arpt.       Baa2*    9.875            No Sinking Fund     10/01/95     518,750
                     Auth. Spec. Fac. Rev. Bonds                 10/01/2005       @ 102 Ref.
                     (American Airlines Inc. Prjt.)
                     Series 1985

 4         600,000   Tx. Tnpke. Auth. Dallas No.          A*     6.000            No Sinking Fund     1/01/98      581,304
                     Tollway Rev. Bonds Series 1989              1/01/2020        @ 100 Ref.

 5          70,000   Univ. of Tx. Sys. Perm Univ.        AAA     9.000            7/01/03 @ 100 S.F.  7/01/95       70,000
                     Fund Rfndg. Bonds Series 1985               7/01/2005        @ 100 Ref.
                     (5)

 5a          30,000   Univ. of Tx. Sys. Perm Univ.        AAA     9.000            7/01/03 @ 100 S.F.  7/01/95       30,000
                     Fund Rfndg. Bonds Series 1985               7/01/2005        @ 100 Ref.
                     (5)

 6         500,000   Bexar Cnty. Tx. Hlth. Facs. Dev.     A      9.500%           11/01/05 @ 100 S.F.              518,615
                     Corp. Incarnate Word Hlth. Serv.            11/01/2015       11/01/95 @ 102 Ref.
                     Rfndg. Rev. Bonds 1985

 7         200,000   Grapevine Tx. Indus. Dev. Corp.     BB+     9.250            No Sinking Fund  12/01/95 @      208,118
                     Arpt. Fac. Rev. Bonds Series                12/01/2012       102 Ref.
                     1985 (American Airlines Inc.
                     Prjt.)

 8         700,000   Harris Cnty. Tx. Toll Rd.           AAA     8.700            8/15/08 @ 100 S.F.  8/15/97      785,176
                     Multimode Rev. Bonds Sr. Lien               8/15/2017        @ 103 Ref.
                     Series 1985C (5)

9         100,000   Matagorda Cnty. Tx. Navgtnl.         A      9.750            No Sinking Fund     7/31/95      103,460
                     Dstrct. No. 1 (Central Pwr. &               7/01/2015        @ 103 Ref.
                     Lt. Co. Prjt.) Series 1985

10         100,000   So. East. Pub. Serv. Auth. of       AAA     10.500           7/01/03 @100 S.F.  7/01/95 @     102,000
                     Va. Sr. Rev. Bonds (Rgnl. Solid             7/01/2015        102 Ref.
                     Waste Sys.) 1984 Series A (5)

11       2,400,000   D.C. Multi-Unit Hsg. Finc. Corp.    AAA     0.000            5/01/05 @ 11.975 S.F.            109,560
                     Mtg. Rev. Bonds Series 1983 (FHA            11/01/2025       11/01/08 @ 17.206 Ref.
                     Insrd. Mtg. Loan-Congress Park
                     II Aprtmts. Sec. 8 Asstd. Prjt.)
                     (MBIA)

12       2,709,000   Ill. Hsg. Dev. Auth. Multi-Fam.      A+     0.000            No Sinking Fund    None          129,707
                     Hsg. Rev. Bonds 1983 Series A               7/01/2025
         ---------                                                                                               ---------

      $  8,729,000                                                                                            $  4,009,233
         =========                                                                                               =========

See accompanying footnotes to financial statements and portfolio.

MUNICIPAL SECURITIES TRUST, 73RD DISCOUNT SERIES
Footnotes to Portfolio
June 30, 1995


(1) All ratings are by Standard & Poor's Corporation, except for those identified by an asterisk (*) which are by Moody's Investor Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1995, the net unrealized depreciation of all the bonds was comprised of the following:

            Gross unrealized appreciation            $  64,787
            Gross unrealized depreciation             (354,727)

        Net unrealized depreciation            $      (289,940)

(4) The annual interest income, based upon bonds held at June 30, 1995 (excluding accretion of original issue discount on zero-coupon bonds), to the Trust is $321,050.

(5) The bonds have been prerefunded and will be redeemed at the next refunding call date.

(6) Bonds sold or called after June 30, 1995 are noted in a footnote "Changes in Trust Portfolio" under "Description of Portfolio" in Part A of this Prospectus.

(7) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

                 Note:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                          MUNICIPAL SECURITIES TRUST

                                   SERIES 46

------------------------------------------------------------------------------



            The Trust is a unit investment trust designated Series 46 ("Municipal Trust") with an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities, and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax (including where applicable earned original discount) under existing law but may be subject to state and local taxes. Such interest income may, however, be a specific preference item for purposes of Federal individual and/or corporate alternative minimum tax. Investors may recognize taxable capital gain upon maturity or earlier redemption of the underlying bonds. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.


------------------------------------------------------------------------------



            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.

------------------------------------------------------------------------------


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1995




81258.1

            THE TRUST. The Trust is a unit investment trust formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities. A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the portfolio may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a discussion of the significance of such ratings see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio". The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations. There can be no assurance that the Trust's objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Each Unit in the Trust represents a 1/7748th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.



                                    A-2
81258.1

            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 4.957% of the Public Offering Price, which is the same as 5.215% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,088.60 plus accrued interest of $13.03 under the monthly distribution plan, $19.08 under the semi-annual distribution plan and $56.50 under the annual distribution plan, for a total of $1,101.63, $1,107.68 and $1,145.10, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See the "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution

                                    A-3
81258.1
plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsor upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the plan selected by the prior owner of such Unit and may thereafter change the plan as provided in "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


            MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust. The Secondary Market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 4.957% of the Public Offering Price (5.215% of the net amount invested) plus net accrued interest. If such a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based upon the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have their interest distributions and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" and for residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                    A-4
81258.1

                          MUNICIPAL SECURITIES TRUST
                                   SERIES 46

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:  November 17, 1989          Minimum Principal Distribution:
Principal Amount of Bonds ...  $7,371,808      $1.00 per Unit.
Number of Units .............  7,448         Weighted Average Life
Fractional Undivided Inter-                    to Maturity:  17.5 Years.
  est in Trust per Unit .....  1/7448        Minimum Value of Trust:
Principal Amount of                            Trust may be terminated if
  Bonds per Unit ............  $989.77         value of Trust is less than
Secondary Market Public                        $3,200,000 in principal amount
  Offering Price**                             of Bonds.
  Aggregate Bid Price                        Mandatory Termination Date:
    of Bonds in Trust .......  $7,725,090+++   The earlier of December 31,
  Divided by 7,448 Units ....  $1,037.20       2039 or the disposition of the
  Plus Sales Charge of 4.957%                  last Bond in the Trust.
    of Public Offering Price   $51.41        Trustee***:  Chase Manhattan
  Public Offering Price                        Bank, N.A.
    per Unit ................  $1,088.60+    Trustee's Annual Fee:  Monthly
Redemption and Sponsor's                       plan $.96 per $1,000; semi-
  Repurchase Price                             annual plan $.50 per $1,000;
  per Unit ..................  $1,037.20+      and annual plan is $.32 per
                                        +++    $1,000.
                                        ++++ Evaluator:  Kenny S&P Evaluation
Excess of Secondary Market                     Services.
  Public Offering Price                      Evaluator's Fee for Each
  over Redemption and                          Evaluation:  Minimum of $15
  Sponsor's Repurchase                         plus $.25 per each issue of
  Price per Unit ............  $51.41++++      Bonds in excess of 50 issues
Difference between Public                      (treating separate maturities
  Offering Price per Unit                      as separate issues).
  and Principal Amount per                   Sponsor:  Reich & Tang
  Unit Premium/(Discount) ...  $98.83          Distributors L.P.
Evaluation Time:  4:00 p.m.                  Sponsor's Annual Fee:  Maximum of
  New York Time.                               $.25 per $1,000 principal
                                               amount of Bonds (see "Trust
                                               Expenses and Charges" in Part B
                                               of this Prospectus).

      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option

Gross annual interest income# .........   $75.52       $75.52         $75.52
Less estimated annual fees and
  expenses ............................     1.95         1.33           1.13
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $73.57       $74.19         $74.39
Estimated interest distribution# ......     6.13        37.09          74.39
Estimated daily interest accrual# .....    .2043        .2060          .2066
Estimated current return#++ ...........    6.76%        6.82%          6.83%
Estimated long term return++ ..........    5.04%        5.10%          5.12%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15


                                    A-5
81258.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


      The proceeds from securities called July 1, 1995 and certain amounts distributable as of June 30, 1995 are reported in the summary of essential information as if they had been distributed at year-end.

 *** The Trustee maintains its corporate trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to expected date of settlement (approximately five business days after purchase) of $13.03 monthly, $19.08 semi-annually and $56.50 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash in the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                                    A-6
81258.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995


DESCRIPTION OF PORTFOLIO*

            The portfolio of the Trust consists of 13 issues representing obligations of issuers located in 9 states. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. Approximately 17.2% of the Bonds are obligations of state and local housing authorities; approximately 22.1% are hospital revenue bonds; none are issued in connection with the financing of nuclear generating facilities; and approximately 13.7% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $475,000 of the principal amount of the Bonds is a general obligation bonds. All twelve of the remaining issues representing $7,066,808 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Airport Facilities 2, Electric 1, Federally Assisted Housing 1, Hospital 3, Mortgage Revenue 2, Multi-Family Housing 1, Resource Recovery 1 and University 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

            As of June 30, 1995, $231,808 (approximately 3.0% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $231,808 (approximately 3.0% of the aggregate principal amount of the Bonds) are Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 31.2% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 44.6% were purchased at a premium and approximately 21.2% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



--------
* Changes in the Trust Portfolio: From July 1, 1995 to September 15, 1995 $20,000 of the principal amount of the Bond in portfolio no. 6 has been called and is no longer contained in the Trust. 163 Units have been redeemed from the Trust.


                                    A-7
81258.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                     Distribu-
                                                                      tions of
                                        Distributions of Interest   Principal
                                       During the Period (per Unit)  During
                            Net Asset*                       Semi-        the
                 Units Out-   Value    Monthly    Annual     Annual  Period
Period Ended      standing   Per Unit  Option     Option     Option (Per Unit)


June 30, 1993       7,985  $1,074.82   $74.28     $74.93     $75.27    $1.87
June 30, 1994       7,794   1,046.31    74.21      74.87      75.10     -0-
June 30, 1995       7,448   1,075.13    74.08      74.71      75.02     -0-


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-8
81258.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Municipal Securities Trust, Series 46:


We have audited the accompanying statement of net assets, including the portfolio, of Municipal Securities Trust, Series 46 as of June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Securities Trust, Series 46 as of June 30, 1995, and the results of its operations and the changes in its net assets for each of the years in the three year period then ended, in conformity with generally accepted accounting principles.




                                                   KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

                       MUNICIPAL SECURITIES TRUST, SERIES 46

                              Statement of Net Assets

                                    June 30, 1995

       Investments in marketable securities,
           at market value (cost $7,468,091)                       $ 7,895,216

       Excess of other assets over total liabilities                   112,355
                                                                     ----------

       Net assets 7,448 units of fractional undivided
           interest outstanding,$1,075.13  per unit)               $ 8,007,571
                                                                     ==========

                      MUNICIPAL SECURITIES TRUST, SERIES 46

                             Statements of Operations

                                                          Years ended June 30,
                                               --------  -- ---------     ---------
                                               --------     ---------     ---------
                                                 1995         1994          1993
                                               --------     ---------     ---------

    Investment income - interest             $ 584,142       607,103       611,328
                                               --------     ---------     ---------

    Expenses:
       Trustee's fees                            8,171         8,136         8,354
       Evaluator's fees                          3,093         3,354         3,199
       Sponsor's advisory fee                    1,985         1,991         1,998
                                               --------     ---------     ---------

            Total expenses                      13,249        13,481        13,551
                                               --------     ---------     ---------

            Investment income, net             570,893       593,622       597,777
                                               --------     ---------     ---------

    Realized and unrealized gain (loss) on investments:
         Net realized loss on bonds
            sold or called                      (4,456)       (2,577)         (779)
         Unrealized appreciation (depreciation)
            of investments for the year         53,240      (225,149)      205,219
                                               --------     ---------     ---------

            Net gain on investments             48,784      (227,726)      204,440
                                               --------     ---------     ---------

            Net increase in net
              assets resulting
              from operations                $ 619,677       365,896       802,217
                                               ========     =========     =========

    See accompanying notes to financial statements.

                         MUNICIPAL SECURITIES TRUST, SERIES 46

                          Statements of Changes in Net Assets

                                                   Years ended June 30,
                                        -----------     ----------      ----------
                                           1995            1994            1993
                                        -----------     ----------      ----------


  Operations:
     Investment income, net           $    570,893        593,622         597,777
     Net realized loss on bonds sold
       or called                            (4,456)        (2,577)           (779)
     Unrealized appreciation
       (depreciation) for the year          53,240       (225,149)        205,219
                                        -----------     ----------      ----------

               Net increase in net
                 assets resulting
                 from operations           619,677        365,896         802,217
                                        -----------     ----------      ----------

  Distributions:
     To Certificateholders of:
       Investment income                   568,324        590,694         595,702
       Principal                             -              -              14,951

  Redemptions:
     Interest                                3,612          5,223             142
     Principal                             142,788        249,777          10,552
                                        -----------     ----------      ----------

               Total distributions
                 and redemptions           714,724        845,694         621,347
                                        -----------     ----------      ----------

               Total increase (decrease)   (95,047)      (479,798)        180,870

  Net assets at beginning of year        8,102,618      8,582,416       8,401,546
                                        -----------     ----------      ----------

  Net assets at end of year (including
     undistributed net investment
     income of $127,925, $128,968 and
     $132,658 respectively)          $   8,007,571      8,102,618       8,582,416
                                        ===========     ==========      ==========

  See accompanying notes to financial statements.

MUNICIPAL SECURITIES TRUST, SERIES 46

Notes to Financial Statements

June 30, 1995, 1994 and 1993





(1) Organization and Financial and Statistical Information

Municipal Securities Trust, Series 46 (Trust) was organized on November 17, 1989 (date of deposit) by Bear Stearns and Co. Inc. (Sponsor) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.



(2) Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.

The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

Investments are carried at market value which is determined by either Kenny S&P Evaluation Services (Evaluator). The market value of the portfolio is based upon the bid prices for the bonds at the end of the period, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

(3) Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.

                                    (Continued)

MUNICIPAL SECURITIES TRUST, SERIES 46

Notes to Financial Statements

(4) Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 296, 241 and 10 units were redeemed during the years ended June 30, 1995, 1994 and 1993, repectively.

See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years ended June 30, 1995, 1994 and 1993.

(5) Net Assets

At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

              Original cost to Certificateholders            $     8,299,253
              Less initial gross underwriting commission            (406,628)

                                                                     7,892,625

              Cost of bonds sold or called                          (430,866)
              Net unrealized appreciation                            427,125
              Undistributed net investment income                    127,925
              Distribution in excess of proceeds
                from bonds sold or called                             (9,238)

              Total                                          $     8,007,571


The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 8,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $6,332.

(6) Successor Trustee

Effective September 2, 1995, United States Trust Company of New York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns and Co.

(7)   Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

MUNICIPAL SECURITIES TRUST, SERIES 46
Portfolio
June 30, 1995

Port-   Aggregate                                         Coupon Rate/     Redemption Feature
folio   Principal       Name of Issuer          Ratings   Date(s) of       S.F.--Sinking Fund          Market
No.     Amount        and Title of Bonds        (1)       Maturity(2)      Ref.--Refunding(2)(7)      Value(3)
----    ----------   ------------------------    -----    --------------   -----------------------   ----------

  1    $   740,000   Broward Cnty. Fla. Res.       A*     7.950%           Currently @ 100 S.F.     $   811,743
                     Recvry. Rev. Bonds (SES              12/01/2008       12/01/99 @ 103 Ref.
                     Broward Co., L.P. So.
                     Prjt.) Series 1984
  2        500,000   Ga. Resdntl. Finc. Auth.     AA+     8.000            12/01/08 @ 100 S.F.          540,305
                     Sngle. Fam. Mtg. Bonds               12/01/2016       12/01/98 @ 103 Ref.
                     (FHA Insrd. or VA
                     Guarntd. Mtg. Loans)
                     Series 1988B

  3        800,000   Ill. Hlth. Facs. Auth.      Aaa*     7.700            10/01/10 @ 100 S.F.          914,256
                     Rev. Bonds (Ill. Masonic             10/01/2019       10/01/99 @ 102 Ref.
                     Med. Cntr.) Series
                     1989B(5)
  4        800,000   Ill. State Univ.            Aaa*     7.400            No Sinking Fund              905,048
                     Auxiliary Facs. Sys.                 4/01/2014        10/01/99 @ 102 Ref.
                     Rev. Bonds Bd. of
                     Regents Series 1989(5)

  5        475,000   City of Chicago Cook          A      9.250            1/01/06 @ 100 S.F.           530,138
                     Cnty. Ill. Gen. Oblig.               1/01/2013        7/01/97 @ 102 Ref.
                     Bonds Prjt. and Rfndg.
                     Series 1987B (5)

  6        750,000   Montgomery Cnty. Md.         Aa*     7.375            No Sinking Fund              791,205
                     Hsg. Opportunities                   7/01/2017        7/01/99 @ 102 Ref.
                     Cmmsn. of Montgomery
                     Cnty. Sngle. Fam. Mtg.
                     Rev. Bonds Series 1989A

  7         70,000   N.Y. Med. Care Hosp. &       AAA     8.000            2/15/09 @ 100 S.F.            77,657
                     Nrsg.  Rev. Bonds                    2/15/2028        8/15/98 @ 102 Ref.
                     (Albany Med. Cntr.)
                     Series 1988A

  8        800,000   N.Y. State Med. Care         BBB     7.100            8/15/02 @ 100 S.F.           824,816
                     Facs. Finc. Agncy.                   2/15/2027        2/15/97 @ 102 Ref.
                     Secured Hosp. Rev. Bonds
                     Series 1987A

  9        775,000   Mercer Cnty. N.D. Basin       A      8.125            Currently @ 100 S.F.         813,541
                     Elec. Pwr. Co-op.                    1/01/2019        1/01/96 @ 103 Ref.
                     Series 1984B

 10        800,000   Ohio Cap. Corp. for Hsg.     AAA     7.375            1/01/11 @ 100 S.F.           842,656
                     Multifam. Hsg. Rfndg.                7/01/2023        1/01/98 @ 103 Ref.
                     Rev. Bonds (Fannie Mae
                     Colltzd.) Series 1989C

 11        500,000   Tulsa Ok. Muni. Arpt.       Baa2*    9.375            6/01/03 @ 100 S.F.           520,575
                     Trust Rev. Indus. Dev.               6/01/2004        12/01/95 @ 102 Ref.
                     Rev. Bonds American
                     Airlines, Series 1985

 12  $     300,000   Grapevine Tx. Indus.        Baa1*    9.250           No Sinking Fund        $     312,177
                     Dev. Corp. Arpt. Fac.                12/01/2012       12/01/95 @ 102 Ref.
                     Rev. Bonds Series 1985
                     (American Airlines Inc.
                     Prjt.)

 13        231,808   Ill. Hsg. Dev. Auth.         A+      0.000            7/01/06 @ 13.676 S.F.         11,099
                     Multi-Fam. Hsg. Rev.                 7/01/2025        None
                     Bonds, 1983 Series A

     $   7,541,808                                                                                $   7,895,216
        ==========                                                                                   ==========

See accompanying footnotes to financial statements and portfolio.

MUNICIPAL SECURITIES TRUST, SERIES 46


Footnotes to Portfolio

June 30, 1995




(1) All ratings are by Kenny S&P Evaluation Services, except for those identified by an asterisk (*) which are by Moody's Investor Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1995, the net unrealized appreciation of all the bonds was comprised of the following:,

                 Gross unrealized appreciation      $        467,594
                 Gross unrealized depreciation             (  40,469)

                 Net unrealized appreciation        $        427,125

(4) The annual interest income, based upon bonds held at June 30, 1995 (excluding accretion of original issue discount on zero-coupon bonds), to the Trust is $577,874.

(5) The bonds have been prerefunded and will be redeemed at the next refunding call date.

(6) Bonds sold or called after June 30, 1995 are noted in a footnote "Changes in Trust Portfolio" under "Description of Portfolio" in Part A of this Prospectus.

(7) The bonds may also be subject to other calls, which may be permitted or required by events which can not be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

                 Note:  Part A of this Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                          MUNICIPAL SECURITIES TRUST

                             74TH DISCOUNT SERIES
                            (MULTIPLIER PORTFOLIO)

------------------------------------------------------------------------------



            The Trust is a unit investment trust designated 74th Discount Series ("Municipal Discount Trust") with an underlying portfolio of long-term tax-exempt bonds and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the bonds. Minimum purchase: 1 Unit.


------------------------------------------------------------------------------



            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.

------------------------------------------------------------------------------


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1995




82181.1

            THE TRUST. The Trust is a unit investment trust formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law through investment in a fixed, diversified portfolio of long-term bonds issued by or on behalf of states, municipalities and public authorities (the "Bonds"). A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) The Bonds were acquired at prices which resulted in the portfolio as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount some of which may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds as of the Evaluation Date, if any, see "Notes to Financial Statements" in this Part
A. All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a discussion of the significance of such ratings see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio". The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations. There can be no assurance that the Trust's objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Each Unit in the Trust represents a 1/3975th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "The Trust--Organization" in Part B of this


                                    A-2
82181.1

Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.05% of the Public Offering Price, which is the same as 5.318% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to expected date of settlement including earned original issue discount is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $834.38 plus accrued interest of $10.32 under the monthly distribution plan, $14.94 under the semi-annual distribution plan and $44.01 under the annual distribution plan, for a total of $844.70, $849.32 and $878.39, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See the "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no

                                    A-3
82181.1
assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsor upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the plan selected by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


            MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 5.05% (5.318% of the net amount invested) plus net accrued interest. If such a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based upon the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have their interest distributions and principal distributions, if any, reinvested in available series of "Municipal Securities Trust." (See "Total Reinvestment Plan" and for residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

                                    A-4
82181.1

                          MUNICIPAL SECURITIES TRUST
                             74TH DISCOUNT SERIES

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:  November 17, 1989          Minimum Principal Distribution:
Principal Amount of Bonds ...  $3,591,667      $1.00 per Unit.
Number of Units .............  3,975         Weighted Average Life
Fractional Undivided Inter-                    to Maturity:  20.2 Years.
  est in Trust per Unit .....  1/3975        Minimum Value of Trust:
Principal Amount of                            Trust may be terminated if
  Bonds per Unit ............  $903.56         value of Trust is less than
Secondary Market Public                        $1,600,000 in principal amount
  Offering Price**                             of Bonds.
  Aggregate Bid Price                        Mandatory Termination Date:
    of Bonds in Trust .......  $3,157,219+++   The earlier of December 31,
  Divided by 3,975 Units ....  $794.27         2039 or the disposition of the
  Plus Sales Charge of 5.05%                   last Bond in the Trust.
    of Public Offering Price   $40.11        Trustee***:  Chase Manhattan
  Public Offering Price                        Bank, N.A.
    per Unit ................  $834.38+      Trustee's Annual Fee:  Monthly
Redemption and Sponsors'                       plan $1.05 per $1,000; semi-
  Repurchase Price                             annual plan $.60 per $1,000;
  per Unit ..................  $794.27+        and annual plan is $.35 per
                                      +++      $1,000.
                                      ++++   Evaluator:  Kenny S&P Evaluation
Excess of Secondary Market                     Services.
  Public Offering Price                      Evaluator's Fee for Each
  over Redemption and                          Evaluation:  Minimum of $15
  Sponsors' Repurchase                         plus $.25 per each issue of
  Price per Unit ............  $40.11++++      Bonds in excess of 50 issues
Difference between Public                      (treating separate maturities
  Offering Price per Unit                      as separate issues).
  and Principal Amount per                   Sponsors:  Reich & Tang
  Unit Premium/(Discount) ...  $(69.18)        Distributors L.P. and Gruntal &
Evaluation Time:  4:00 p.m.                    Co., Incorporated.
  New York Time.                             Sponsors' Annual Fee:  Maximum of
                                               $.25 per $1,000 principal
                                               amount of Bonds (see "Trust
                                               Expenses and Charges" in Part B
                                               of this Prospectus).

      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option

Gross annual interest income# .........   $59.38       $59.38         $59.38
Less estimated annual fees and
  expenses ............................     1.97         1.41           1.16
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $57.41       $57.97         $58.22
Estimated interest distribution# ......     4.78        28.98          58.22
Estimated daily interest accrual# .....    .1594        .1610          .1617
Estimated current return#++ ...........    6.88%        6.95%          6.98%
Estimated long term return++ ..........    5.50%        5.57%          5.60%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15


                                    A-5
82181.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


      The proceeds from securities called July 1, 1995 and certain amounts distributable as of June 30, 1995 are reported in the summary of essential information as if they had been distributed at year-end.

 *** The Trustee maintains its corporate trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to expected date of settlement (approximately five business days after purchase) of $10.32 monthly, $14.94 semi-annually and $44.01 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash in the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                                    A-6
82181.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995


DESCRIPTION OF PORTFOLIO*

            The portfolio of the Trust consists of 10 issues representing obligations of issuers located in 7 states. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. Approximately 18.5% of the Bonds are obligations of state and local housing authorities; approximately 22.2% are hospital revenue bonds; approximately 6.4% are issued in connection with the financing of nuclear generating facilities; and approximately 10.4% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $270,000 of the aggregate principal amount of the Bonds is a general obligation bond. All 9 of the remaining issues representing $3,326,667 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Airport Facility 1, Coal Power 1, Electric 1, Federally Assisted Housing 1, Hospital 2, Mortgage Revenue 1, Nuclear Power 1 and Resource Recovery 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

            As of June 30, 1995, $966,667 (approximately 26.9% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $666,667 (approximately 18.5% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 32.7% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 40.4% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



--------
* Changes in the Trust Portfolio: From July 1, 1995 to September 1995, $5,000 of the principal amount of the Bond in portfolio no. 5 has been called and is no longer contained in the Trust. 10 Units have been redeemed from the Trust.


                                    A-7
82181.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                     Distribu-
                                                                      tions of
                                        Distributions of Interest   Principal
                                       During the Period (per Unit)  During
                            Net Asset*            Semi-               the
                 Units Out-   Value    Monthly    Annual     Annual  Period
Period Ended      standing   Per Unit  Option     Option     Option (Per Unit)


June 30, 1993       4,000    $846.37   $58.04     $58.68     $59.08    $2.50
June 30, 1994       4,000     816.64    57.90      58.51      58.86     5.53
June 30, 1995       3,975     807.64    57.36      57.98      58.52     6.25



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-8
82181.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Municipal Securities Trust, 74th Discount Series:


We have audited the accompanying statement of net assets, including the portfolio, of Municipal Securities Trust, 74th Discount Series as of June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Securities Trust, 74th Discount Series as of June 30, 1995, and the results of its operations and the changes in its net assets for each of the years in the three year period then ended, in conformity with generally accepted accounting principles.




KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

                  MUNICIPAL SECURITIES TRUST, 74TH DISCOUNT SERIES

                              Statement of Net Assets

                                    June 30, 1995

     Investments in marketable securities,
        at market value (cos$3,038,349)                          $  3,156,939

     Excess of other assets over total liabilities                     53,419
                                                                   -----------

     Net assets 3,975 units of fractional undivided
        interest outstanding$807.64 per unit)                    $  3,210,358
                                                                   ===========

     See accompanying notes to financial statements.

                 MUNICIPAL SECURITIES TRUST, 74TH DISCOUNT SERIES

                             Statements of Operations

                                                  Years ended June 30,
                                         -------- --- ---------  --- --------
                                         --------     ---------      --------
                                           1995         1994           1993
                                         --------     ---------      --------

  Investment income - interest         $ 240,717       244,129       245,582
                                         --------     ---------      --------

  Expenses:
     Trustee's fees                        5,127         5,102         5,375
     Evaluator's fees                      1,031         1,120         1,066
     Sponsor's advisory fee                  910           996           999
                                         --------     ---------      --------

          Total expenses                   7,068         7,218         7,440
                                         --------     ---------      --------

          Investment income, net         233,649       236,911       238,142
                                         --------     ---------      --------

  Realized and unrealized gain (loss) on investments:
      Net realized loss on bonds
        sold or called                      (704)       (8,226)         (370)
      Unrealized appreciation
        (depreciation) for the year      (14,823)      (93,270)       71,922
                                         --------     ---------      --------

          Net gain (loss) on investments (15,527)     (101,496)       71,552
                                         --------     ---------      --------

          Net increase in net
            assets resulting
            from operations            $ 218,122       135,415       309,694
                                         ========     =========      ========

  See accompanying notes to financial statements.

                  MUNICIPAL SECURITIES TRUST, 74TH DISCOUNT SERIES

                       Statements of Changes in Net Assets

                                                      Years ended June 30,
                                          ----------  --- ---------- --- ----------
                                          ----------      ----------     ----------
                                             1995            1994           1993
                                          ----------      ----------     ----------


  Operations:
     Investment income, net             $   233,649         236,911        238,142
     Realized loss on bonds
       sold or called                          (704)         (8,226)          (370)
     Unrealized appreciation
       (depreciation) for the year          (14,823)        (93,270)        71,922
                                          ----------      ----------     ----------

                 Net increase in net
                   assets resulting
                   from operations          218,122         135,415        309,694
                                          ----------      ----------     ----------

  Distributions:
       Investment income                    229,492         232,234        232,925
       Principal                             25,000          22,120         10,000

  Redemptions
       Investment income                        333           -              -
       Principal                             19,482           -              -
                                          ----------      ----------     ----------

                 Total distributions
                 and redemtions             274,307         254,354        242,925
                                          ----------      ----------     ----------

                 Total increase (decrease)  (56,185)       (118,939)        66,769

  Net assets at beginning of year         3,266,543       3,385,482      3,318,713
                                          ----------      ----------     ----------

  Net assets at end of year (including
     undistributed net investment
     income of $71,072,  $67,248
     and $68,588, respectively)         $ 3,210,358       3,266,543      3,385,482
                                          ==========      ==========     ==========

  See accompanying notes to financial statements.

MUNICIPAL SECURITIES TRUST, 74TH DISCOUNT SERIES

Notes to Financial Statements

June 30, 1995, 1994 and 1993



(1)  Organization and Financial and Statistical Information

Municipal Securities Trust, 74th Discount Series (Trust) was organized on November 17, 1989 (date of deposit) by Bear, Stearns and Co. Inc. (Sponsor) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.


(2)  Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.

The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

Investments are carried at market value which is determined by Kenny S&P Evaluation Services (Evaluator), as discussed in Footnotes to Portfolio. The market value of the portfolio is based upon the bid prices for the bonds at the end of the period, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

(3)  Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.

(Continued)

MUNICIPAL SECURITIES TRUST, 74TH DISCOUNT SERIES

Notes to Financial Statements


(4)  Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years ended June 30, 1995, 1994 and 1993.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 25 units were redeemed by the Trust during the year ended June 30, 1995. There were no units have been redeemed in prior years since the Trust's inception


(5)  Net Assets

At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

        Original cost to Certificateholders               $    3,286,563
        Less initial gross underwriting commission              (180,757)

                                                               3,105,806

        Accumulated cost of bonds sold or called                 (85,665)
        Net unrealized appreciation                              118,590
        Undistributed net investment income                       71,072
        Undistributed proceeds from bonds sold or called             555

                                Total                     $    3,210,358

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $18,208.

(6)  Successor Trustee

Effective September 2, 1995, United States Trust Company of New
York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns and Co.

(7)   Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

MUNICIPAL SECURITIES TRUST, 74TH DISCOUNT SERIES
Portfolio
June 30, 1995

Port-    Aggregate                                                          Coupon Rate/      Redemption Feature
folio    Principal                  Name of Issuer                 Ratings  Date(s) of        S.F.--Sinking Fund        Market
No.      Amount                  and Title of Bonds                (1)      Maturity(2)       Ref.--Refunding(2)(7)     Value(3)
----     ---------    -------------------------------------------   ----    --------------    ----------------------  -----------

  1     $  365,000    Broward Cnty. Fla. Res. Recvry. Rev. Bonds     A*     7.950%            12/01/92 @ 100 S.F.     $     400,387
                      (SES Broward Co., L.P. So. Prjt.) Series              12/01/2008        12/01/99 @ 103 Ref.
                      1984

  2        300,000    Muni. Elec. Auth. of Ga. Pwr. Rev. Bonds       A+     6.500             1/01/10 @ 100 S.F.            301,482
                      Series 1989 T                                         1/01/2025         1/01/99 @ 100 Ref.

  3        400,000    Ill. Hlth. Facs. Auth. Rev. Bonds (Ill.       Aaa*    7.700             10/01/10 @ 100 S.F.           457,128
                      Masonic Med. Cntr.) Series 1989B(5)                   10/01/2019        10/01/99 @ 102 Ref.

  4        270,000    City of Chicago Cook Cnty. Ill. Gen. Oblig.    A*     9.250             1/01/06 @ 100 S.F.            301,342
                      Bonds Prjt. and Rfndg. Series 1987B (5)               1/01/2013         7/01/97 @ 102 Ref.

  5        375,000    Montgomery Cnty. Md. Hsg. Opportunities       Aa*     7.375             7/01/10 @ 100 S.F.            395,603
                      Cmmsn. of Montgomery Cnty. Sngle. Fam. Mtg.           7/01/2017         7/01/99 @ 102 Ref.
                      Rev. Bonds Series 1989A

  6        400,000    N.Y. State Med. Care Facs. Finc. Agncy.       Baa*    7.100             8/15/02 @ 100 S.F.            412,408
                      Secured Hosp. Rev. Bonds Series 1987A                 2/15/2027         2/15/97 @102 Ref.

  7        190,000    Mercer Cnty. N.D. Basin Elec. Pwr. Co-op.      A      8.125             Currently @ 100 S.F.          199,449
                      Series 1984B                                          1/01/2019         1/01/96 @ 103 Ref.

  8        400,000    Grapevine Tx. Indus. Dev. Corp. Arpt. Fac.   Baa1*    9.250             No Sinking Fund               416,236
                      Rev. Bonds Series 1985 (American Airlines             12/01/2012        12/01/95 @ 102 Ref.
                      Inc. Prjt.)

  9        230,000    Matagorda Cnty. Nav District No. 1 (Texas)     A-     10.125            No Sinking Fund               240,985
                      (Central Pwr. & Lt. Co. Prjt.) Series 1984            10/15/2014        10/15/95 @ 103 Ref.

 10        666,667    Ill. Hsg. Dev. Auth. Multi-Fam. Hsg. Rev.      A+     0.000             7/01/06 @ 13.676 S.F.         31,919
                      Bonds 1983 Series A                                   7/01/2025         None

         ---------                                                                                                     -----------
      $  3,596,667                                                                                                   $    3,156,939
         =========                                                                                                       ===========

See accompanying footnotes to portfolio and notes to financial statements.

MUNICIPAL SECURITIES TRUST, 74TH DISCOUNT SERIES

Footnotes to Portfolio

June 30, 1995




(1) All ratings are by Kenny S&P Evaluation Services, except for those identified by an asterisk (*) which are by Moody's Investor Service, Inc. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1995, the net unrealized appreciation of all the bonds was comprised of the following:

                    Gross unrealized appreciation    $   171,773
                    Gross unrealized depreciation        (55,150)

                     Net unrealized appreciation     $   116,623

(4) The annual interest income, based upon bonds held at June 30, 1995, (excluding accretion of original issue discount on zero-coupon bonds), to the Trust is $236,074.

(5) The bonds have been prerefunded and will be redeemed at the next refunding call date.

(6) Bonds sold or called after June 30, 1995 are noted in a footnote "Changes in Trust Portfolio" under "Description of Portfolio" in Part A of this Prospectus.

(7) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

                  Note: Part B of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part A.

                       Please Read and Retain Both Parts
                   of This Prospectus for Future Reference.


                          MUNICIPAL SECURITIES TRUST

                               Prospectus Part B


                            Dated: October 31, 1995



                                   THE TRUST

Organization


            "Municipal Securities Trust" (the "Trust") consists of the "unit investment trusts" designated as set forth in Part A.* The Trust was created under the laws of the State of New York pursuant to the Trust Indenture and Agreements** (collectively, the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors L.P., as successor Sponsor to Bear, Stearns & Co. Inc., or depending on the particular Trust, among Reich & Tang Distributors L.P. and Gruntal & Co., Incorporated, as Co-Sponsors (the Sponsors or Co-Sponsors, if applicable, are referred to herein as the "Sponsor"), Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., as Evaluator, and, depending on the particular Trust, either The Bank of New York or Chase Manhattan Bank, N.A., as Trustee. The name of the Sponsor and the Trustee for a particular Trust is contained in the "Summary of Essential Information" in Part A.


            On the Date of Deposit the Sponsor deposited with the Trustee long-term bonds and/or delivery statements relating to contracts for the purchase of certain such bonds (the "Bonds") and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee, in exchange for the Bonds so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the Trust.

            The Trust consists of the bonds described under "The Trust" in Part A of this Prospectus, the interest (including, where applicable earned original discount) on which, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, is exempt from regular federal income tax under existing law.

            Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the principal and interest of the Trust in the per Unit ratio set forth under "Summary of Essential Information" in Part A. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in the Trust represented by
--------
* This Part B relates to the outstanding series of Municipal Securities Trust or Municipal Securities Trust Discount Series as reflected in
      Part A attached hereto.

** References in this Prospectus to the Trust Agreements are qualified in their entirety by the respective Trust Indentures and Agreements which are incorporated herein by reference.


1173.2
each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor or until the termination of the Trust Agreement.

Objectives

            The Trust, one of a series of similar but separate unit investment trusts formed by the Sponsor, offers investors the opportunity to participate in a portfolio of long-term tax-exempt bonds with a greater diversification than they might be able to acquire themselves. The objectives of the Trust are to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, is, with certain exceptions, exempt from regular federal income tax under existing law. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. An investor will realize taxable income upon maturity or early redemption of the market discount bonds in a Trust portfolio and will realize, where applicable, tax-exempt income to the extent of the earned portion of interest, including original issue discount earned on the bonds in a Trust portfolio. Investors should be aware that there is no assurance the Trust's objectives will be achieved as these objectives are dependent on the continuing ability of the issuers of the Bonds to meet their interest and principal payment requirements, on the continuing satisfaction of the Bonds of the conditions required for the exemption of interest thereon from regular federal income tax, and on the market value of the Bonds, which can be affected by fluctuations in interest rates and other factors.

            Since disposition of Units prior to final liquidation of the Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. Neither the Trust nor the Total Reinvestment Plan is designed to be a complete investment program.

Portfolio

            All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a list of the ratings of each Bond on the Evaluation Date, see "Portfolio" in Part A.

            For information regarding (i) the number of issues in the Trust,
(ii) the range of fixed maturities of the Bonds, (iii) the number of issues payable from the income of a specific project or authority and (iv) the number of issues constituting general obligations of a government entity, see "The Trust" and "Portfolio" in Part A.

            When selecting Bonds for the Trust, the following factors, among others, were considered by the Sponsor on the Date of Deposit: (a) the quality of the Bonds and whether such Bonds were rated "A" or better by either Standard & Poor's Corporation or Moody's Investors Service, Inc., (b) the yield and price of the Bonds relative to other tax-exempt securities of comparable quality and maturity, (c) income to the Certificateholders of the Trust and (d) the diversification of the Trust portfolio, as to purpose of issue and location of issuer, taking into account the availability in the market of issues which meet the Trust's quality, rating, yield and price criteria. Subsequent to the Evaluation Date, a Bond may cease to be rated or its rating may be reduced below that specified above. Neither event requires an elimination of such Bond from a Trust but may be considered in the Sponsor's determination to direct the Trustee to dispose of the Bond. See

                                    -2-
1173.2

"Portfolio Supervision". For an interpretation of the bond ratings see "Description of Bond Ratings".

            Housing Bonds. Some of the aggregate principal amount of the Bonds may consist of obligations of state and local housing authorities whose revenues are primarily derived from mortgage loans to rental housing projects for low to moderate income families. Since such obligations are usually not general obligations of a particular state or municipality and are generally payable primarily or solely from rents and other fees, adverse economic developments including failure or inability to increase rentals, fluctuations of interest rates and increasing construction and operating costs may reduce revenues available to pay existing obligations. See "Description of Portfolio" in Part A for the amount of rental housing bonds contained therein.

            Hospital Revenue Bonds. Some of the aggregate principal amount of the Bonds may consist of hospital revenue bonds. Ratings of hospital bonds are often initially based on feasibility studies which contain projections of occupancy levels, revenues and expenses. Actual experience may vary considerably from such projections. A hospital's gross receipts and net income will be affected by future events and conditions including, among other things, demand for hospital services and the ability of the hospital to provide them, physicians' confidence in hospital management capability, economic developments in the service area, competition, actions by insurers and governmental agencies and the increased cost and possible unavailability of malpractice insurance. Additionally, a major portion of hospital revenue typically is derived from federal or state programs such as Medicare and Medicaid which have been revised substantially in recent years and which are undergoing further review at the state and federal level.

            The health care delivery system is undergoing considerable alteration and consolidation. Consistent with that trend, the ownership or management of a hospital or health care facility may change, which could result in (i) an early redemption of bonds, (ii) alteration of the facilities financed by the Bonds or which secure the Bonds, (iii) a change in the tax exempt status of the Bonds or (iv) an inability to produce revenues sufficient to make timely payment of debt service on the Bonds.

            Proposals for significant changes in the health care system and the present programs for third party payment of health care costs are under consideration in Congress and many states. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse change in these areas may affect the ability of such issuers to make payment of principal and interest on such bonds. See "Description of Portfolio" in Part A for the amount of hospital revenue bonds contained therein.

            Nuclear Power Facility Bonds. Certain Bonds may have been issued in connection with the financing of nuclear generating facilities. In view of recent developments in connection with such facilities, legislative and administrative actions have been taken and proposed relating to the development and operation of nuclear generating facilities. The Sponsor is unable to predict whether any such actions or whether any such proposals or litigation, if enacted or instituted, will have an adverse impact on the revenues available to pay the debt service on the Bonds in the portfolio issued to finance such nuclear projects. See "Description of Portfolio" in Part A for the amount of bonds issued to finance nuclear generating facilities contained therein.

            Mortgage Subsidy Bonds. Certain Bonds may be "mortgage subsidy bonds" which are obligations of which all or a significant portion of the proceeds are to be used directly or indirectly for mortgages on owner-occupied residences. Section 103A of the Internal Revenue Code of 1954, as amended,

                                    -3-
1173.2
provided as a general rule that interest on "mortgage subsidy bonds" will not be exempt from Federal income tax. An exception is provided for certain "qualified mortgage bonds." Qualified mortgage bonds are bonds that are used to finance owner-occupied residences and that meet numerous statutory requirements. These requirements include certain residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions and (for bonds issued after December 31, 1984) certain information reporting, certification, public hearing and policy statement requirements. In the opinions of bond counsel to the issuing governmental authorities, interest on all the Bonds in a Trust that might be deemed "mortgage subsidy bonds" will be exempt from Federal income tax when issued. See "Description of Portfolio" in Part A for the amount of mortgage subsidy Bonds contained therein.

            Mortgage Revenue Bonds. Certain Bonds may be "mortgage revenue bonds." Under the Internal Revenue Code of 1986, as amended (the "Code") (and under similar provisions of the prior tax law) "mortgage revenue bonds" are obligations the proceeds of which are used to finance owner-occupied residences under programs which meet numerous statutory requirements relating to residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions, and certain information reporting certification, and public hearing requirements. There can be no assurance that additional federal legislation will not be introduced or that existing legislation will not be further amended, revised, or enacted after delivery of these Bonds or that certain required future actions will be taken by the issuing governmental authorities, which action or failure to act could cause interest on the Bonds to be subject to federal income tax. If any portion of the Bonds proceeds are not committed for the purpose of the issue, Bonds in such amount could be subject to earlier mandatory redemption at par, including issues of Zero Coupon Bonds (see "Discount and Zero Coupon Bonds"). See "Description of Portfolio" in Part A for the amount of mortgage revenue bonds contained therein.

            Private Activity Bonds. The portfolio of the Trust may contain other Bonds which are "private activity bonds" (often called Industrial Revenue Bonds ("IRBs") if issued prior to 1987) which would be primarily of two types: (1) Bonds for a publicly owned facility which a private entity may have a right to use or manage to some degree, such as an airport, seaport facility or water system and (2) facilities deemed owned or beneficially owned by a private entity but which were financed with tax-exempt bonds of a public issuer, such as a manufacturing facility or a pollution control facility. In the case of the first type, bonds are generally payable from a designated source of revenues derived from the facility and may further receive the benefit of the legal or moral obligation of one or more political subdivisions or taxing jurisdictions. In most cases of project financing of the first type, receipts or revenues of the Issuer are derived from the project or the operator or from the unexpended proceeds of the bonds. Such revenues include user fees, service charges, rental and lease payments, and mortgage and other loan payments.

            The second type of issue will generally finance projects which are owned by or for the benefit of, and are operated by, corporate entities. Ordinarily, such private activity bonds are not general obligations of governmental entities and are not backed by the taxing power of such entities, and are solely dependent upon the creditworthiness of the corporate user of the project or corporate guarantor.

            The private activity bonds in the Trust have generally been issued under bond resolutions, agreements or trust indentures pursuant to which the revenues and receipts payable under the issuer's arrangements with the users or the corporate operator of a particular project have been assigned and pledged to the holders of the private activity bonds. In certain cases a

                                    -4-
1173.2
mortgage on the underlying project has been assigned to the holders of the private activity bonds or a trustee as additional security. In addition, private activity bonds are frequently directly guaranteed by the corporate operator of the project or by another affiliated company. See "Description of Portfolio" in Part A for the amount of private activity bonds contained therein.

            Litigation. Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Sponsor is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting changes in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on the school bonds in a Trust.

            Legal Proceedings Involving the Trusts. The Sponsor has not been notified or made aware of any litigation pending with respect to any Bonds which might reasonably be expected to have a material adverse effect on a Trust. Such litigation, as, for example, suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. At any time after the date of this Prospectus litigation may be instituted on a variety of grounds with respect to any Bond in a Trust. The Sponsor is unable to predict whether any such litigation may be instituted or, if instituted, whether it might have a material adverse effect on a Trust.

            Other Factors. The Bonds in the Trust, despite their optional redemption provisions which generally do not take effect until 10 years after the original issuance dates of such bonds (often referred to as "ten year call protection"), do contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period. In recent periods there have been increased redemptions of bonds, particularly housing bonds, pursuant to such redemption provisions. In addition, the Bonds in the Trusts are also subject to mandatory redemption in whole or in part at par at any time that voluntary or involuntary prepayments of principal on the underlying collateral are made to the trustee for such bonds or that the collateral is sold by the bond issuer. Prepayments of principal tend to be greater in periods of declining interest rates; it is possible that such prepayments could be sufficient to cause a bond to be redeemed substantially prior to its stated maturity date, earliest call date or sinking fund redemption date.

            The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, or termination of a contract).

            In 1976 the federal bankruptcy laws were amended so that an authorized municipal debtor could more easily seek federal court protection to assist in reorganizing its debts so long as certain requirements were met. Historically, very few financially troubled municipalities have sought court assistance for reorganizing their debts; notwithstanding, the Sponsors are unable to predict to what extent financially troubled municipalities may seek court assistance in reorganizing their debts in the future and, therefore, what effect, if any, the applicable federal bankruptcy law provisions will have on the Trusts.

            The Trust may also include "moral obligation" bonds. Under statutes applicable to such bonds, if an issuer is unable to meet its

                                    -5-
1173.2
obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. See "Description of Portfolio" and "The Trust" in Part A of this Prospectus for the amount of moral obligations bonds contained in the Trust.

            Certain of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. A sinking fund is a reserve fund appropriated specifically toward the retirement of a debt. A callable bond is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond is redeemed at or before maturity from the proceeds of a new issue of bonds. In general, call provisions are more likely to be exercised when the offering side evaluation of a bond is at a premium over par than when it is at a discount from par. A listing of the sinking fund and call provisions, if any, with respect to each of the Bonds is contained under "Portfolio" in Part A of this Prospectus. Certificateholders will realize a gain or loss on the early redemption of such Bonds, depending upon whether the price of such Bonds is at a discount from or at a premium over par at the time Certificateholders purchase their Units.

            Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds. Because certain of the Bonds from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that a Trust will retain its present size and composition for any length of time. The proceeds from the sale of a Bond or the exercise of any redemption or call provision will be distributed to Certificateholders on the next distribution date, except to the extent such proceeds are applied to meet redemptions of Units. See "Trustee Redemption".

Discount and Zero Coupon Bonds

            Some of the Bonds in the Municipal Discount Trust and Municipal Trust may contain original issue discount bonds (see "Description of Portfolio" in the Part A). The original issue discount, which is the difference between the initial purchase price of the Bonds and the face value, is deemed to accrue on a daily basis and the accrued portion will be treated as tax-exempt interest income for regular federal income tax purposes. Upon sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain. (See "Tax Status".) The current value of an original issue discount bond reflects the present value of its face amount at maturity. The market value tends to increase more slowly in early years and in greater increments as the Bonds approach maturity. Of these original issue discount bonds, a portion of the aggregate principal amount of the Bonds in the Trust are Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. Zero Coupon Bonds generally are subject to redemption at compound accreted value based on par value at maturity. Because the issuer is not obligated to make current interest payments, Zero Coupon Bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate.

            Some of the Bonds in the Trust may have been purchased at a "market" discount from par value at maturity. This is because the coupon interest rates on the discount bonds at the time they were purchased and deposited in the Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. At the time of issuance the discount bonds were for the most part issued at then current coupon interest rates. The current returns (coupon interest income as a percentage of market price) of discount bonds will be lower than the current returns of comparably

                                    -6-
1173.2
rated bonds of similar type newly issued at current interest rates because discount bonds tend to increase in market value as they approach maturity and the full principal amount becomes payable. A discount bond held to maturity will have a larger portion of its total return in the form of capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Discount bonds with a longer term to maturity tend to have a higher current return and a lower current market value than otherwise comparable bonds with a shorter term of maturity. If interest rates rise, the value of discount bonds will decrease; and if interest rates decline, the value of discount bonds will increase. The discount does not necessarily indicate a lack of market confidence in the issuer.


                                PUBLIC OFFERING

Offering Price

            The secondary market Public Offering Price per Unit is computed by adding to the aggregate bid price of the Bonds in each Trust divided by the number of Units outstanding, an amount based on the applicable sales charge times such aggregate bid price of the Bonds in each Trust.


            The method used by the Evaluator for computing the sales charge for secondary market purchases shall be based upon the number of years remaining to maturity of each bond in the portfolio. Bonds will be deemed to mature on their stated maturity dates unless bonds have been called for redemption, funds have been placed in escrow to redeem them on an earlier call date or are subject to a "mandatory put," in which case the maturity will be deemed to be such other date.

            The table below sets forth the various sales charges based on the length of maturity of each Bond.


                                    As Percent of Public
Time to Maturity                       Offering Price



less than 6 months                           0%

6 mos. to 1 year                             1%

over 1 yr. to 2 yrs.                         1 1/2%

over 2 yrs. to 4 yrs.                        2 1/2%

over 4 yrs. to 8 yrs.                        3 1/2%

over 8 yrs. to 15 yrs.                       4 1/2%

over 15 years                                5 1/2%


(see "Public Offering Price" in Part A for the applicable sales charge for the Trust). A proportionate share of accrued interest on the Bonds to the expected date of settlement for the Units is added to the Public Offering Price. Accrued interest is the accumulated and unpaid interest on a Bond from the last day on which interest was paid and is initially accounted for daily by the Trust at the daily rate set forth under "Summary of Essential Information" in Part A. The secondary market Public Offering Price can vary on a daily basis from the amount stated in Part A in accordance with fluctuations in the prices of the Bonds. The price to be paid by each

                                    -7-
1173.2
investor will be computed on the basis of an evaluation made on the day the Units are purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption".

            The Evaluator may obtain current prices for the Bonds from investment dealers or brokers (including the Sponsor) that customarily deal in tax-exempt obligations or from any other reporting service or source of information which the Evaluator deems appropriate.

Accrued Interest

            An amount of accrued interest which represents accumulated unpaid or uncollected interest on a Bond from the last day on which interest was paid thereon will be added to the Public Offering Price and paid by the Certificate-holder at the time the Units are purchased. Since the Trust normally receives the interest on Bonds twice a year and the interest on the Bonds in the Trust is accrued on a daily basis, the Trust will always have an amount of interest accrued but not actually received and distributed to Certificateholders. A Certificateholder will not recover his proportionate share of accrued interest until the Units are sold or redeemed, or the Trust is terminated. At that time, the Certificateholder will receive his proportionate share of the accrued interest computed to the settlement date in the case of a sale or termination and to the date of tender in the case of redemption.

Employee Discounts


            Employees (and their immediate families) of Reich & Tang Distributors L.P. and its affiliates, Gruntal & Co., Incorporated and of any underwriter of a Trust, pursuant to employee benefit arrangements, may purchase Units of a Trust at a price equal to the bid side evaluation of the underlying securities in the Trust divided by the number of Units outstanding plus a reduced sales charge of $10.00 per Unit. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.



Distribution of Units

            Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

            The Sponsor intends to qualify the Units for sale in substantially all States through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to (a) 4% of the Public Offering Price for the Municipal Securities Trust Series or (b) $25.00 per unit for the Municipal Securities Trust Discount Series, subject to the Sponsor's right to change the dealers' concession from time to time. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. The Sponsor reserves the right to reject, in whole or in

                                    -8-
1173.2
part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.

Sponsor's Profits

            The Sponsor will receive a gross commission on all Units sold in the secondary market equal to the applicable sales charge on each transaction. (See "Offering Price".) In addition, in maintaining a market for the Units (see "Sponsor Repurchase"), the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which it buys Units and the price at which it resells such Units.

            Participants in the "Total Reinvestment Plan" can designate a broker as the recipient of a dealer concession. See "Total Reinvestment Plan".

Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price

            The secondary market Public Offering Price of Units will be determined on the basis of the current bid prices of the Bonds in the Trust, plus the applicable sales charge. The value at which Units may be resold in the secondary market or redeemed will be determined on the basis of the current bid prices of such Bonds without any sales charge. On the Evaluation Date, the Public Offering Price per Unit (based on the bid prices of the Bonds in the Trust plus the sales charge) exceeded the Repurchase and Redemption Price per Unit (based upon the bid prices of the Bonds in the Trust without the sales charge) by the amount shown under "Summary of Essential Information" in Part A of this Prospectus. For this reason, among others (including fluctuations in the market prices of Bonds and the fact that the Public Offering Price includes the applicable sales charge), the amount realized by a Certificateholder upon any redemption or repurchase of Units may be less than the price paid for such Units.


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN

            The rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in a Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in each Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of each Trust); and (3) reducing the average yield for the portfolio of each Trust in order to reflect estimated fees and expenses of that Trust and the maximum sales charge paid by Certificateholders. The resulting Estimated Long Term Return represents a measure of the return to Certificateholders earned over the estimated life of each Trust. The Estimated Long Term Return as of the day prior to the Evaluation Date is stated for each Trust under "Summary of Essential Information" in Part A.

            Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if

                                      -9-
1173.2
any, on the Bonds in the portfolios of each Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity. On the day prior to the Evaluation Date, the Estimated Net Annual Interest Income per Unit divided by the Public Offering Price resulted in the Estimated Current Return stated for each Trust under "Summary of Essential Information" in Part A.

            The Estimated Net Annual Interest Income per Unit of each Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to each Trust and with the redemption, maturity, sale or other disposition of the Bonds in each Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.

            A schedule of cash flow projections is available from the Sponsors upon request.


                         RIGHTS OF CERTIFICATEHOLDERS

Certificates

            Ownership of Units of the Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one or more Units and will bear appropriate notations on their faces indicating which plan of distribution has been selected by the Certificateholder. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instruments of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

Interest and Principal Distributions

            Interest received by the Trust is credited by the Trustee to an Interest Account and a deduction is made to reimburse the Trustee without interest for any amounts previously advanced. Proceeds representing principal received from the maturity, redemption, sale or other disposition of the Bonds are credited to a Principal Account.

            Distributions to each Certificateholder from the Interest Account are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to one-twelfth, one-half or all of each Certificateholder's pro rata share of the Estimated Net Annual Interest Income in the Interest Account, depending upon the applicable plan of distribution. Distributions from the Principal Account will be computed as of each semi-annual Record Date, and will be made to the Certifi-cateholders on or shortly after the next semi-annual Payment Date. Proceeds representing principal received from the disposition of any of the Bonds between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the second succeeding semi-annual Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan, except as provided thereunder. Persons who purchase Units between a Record

                                     -10-
1173.2

Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase.

            Because interest payments are not received by the Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of a given Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account, the Trustee will advance sufficient funds, without interest, as may be necessary to provide interest distributions of approximately equal amounts. All funds in respect of the Bonds received and held by the Trustee prior to distribution to Certificateholders may be of benefit to the Trustee and do not bear interest to Certificateholders.

            As of the first day of each month, the Trustee will deduct from the Interest Account, and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges").
The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover redemptions of Units by the Trustee.

            The estimated monthly, semi-annual or annual interest distribution per Unit will be in the amount shown under Summary of Essential Information and will change and may be reduced as bonds mature or are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No distribution need be made from the Principal Account until the balance therein is an amount sufficient to distribute $1.00 per Unit.

Distribution Elections

            Interest is distributed monthly, semi-annually or annually, depending upon the distribution plan applicable to the Unit purchased. Record Dates are the first day of each month for monthly distributions, the first day of each June and December for semi-annual distributions and the first day of each December for annual distributions. Payment Dates will be the fifteenth day of each month following the respective Record Dates. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Every October each Certificateholder may change his distribution election by notifying the Trustee in writing of such change between October 1 and November 1 of each year. (Certificateholders deciding to change their election should contact the Trustee by calling the number listed on the back cover hereof for information regarding the procedures that must be followed in connection with this written notification of the change of election.) Failure to notify the Trustee on or before November 1 of each year will result in a continuation of the plan for the following 12 months.

Records

            The Trustee shall furnish Certificateholders in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year (normally prior to January 31 of the succeeding year), the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record, a statement showing (a) as to the Interest Account: interest received (including any earned original issue

                                     -11-
1173.2
discount and amounts representing interest received upon any disposition of Bonds), amounts paid for redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (b) as to the Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (including any unearned original issue discount but excluding any portion representing accrued interest), deductions for payments of applicable taxes and fees and expenses of the Trust, amounts paid for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (c) a list of the Bonds held and the number of Units outstanding on the last business day of such calendar year;
(d) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (e) amounts actually distributed to Certifi-cateholders during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year.

            The Trustee shall keep available for inspection by Certificate-holders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Bonds in the portfolio and a copy of the Trust Agreement.


                                  TAX STATUS


            All Bonds acquired by the Trust were accompanied by copies of opinions of bond counsel to the issuing governmental authorities given at the time of original delivery of the Bonds to the effect that the interest thereon is exempt from regular federal income tax, but such interest may be subject to the federal corporate alternative minimum tax and to state and local taxes. Neither the Sponsor nor the Trustee nor their respective counsel have made any review of the proceedings relating to the issuance of the Bonds or the bases for such opinions, and express no opinion as to these matters, and neither the Trustee nor the Sponsor nor their respective counsel have made an independent examination or verification that the federal income tax status of the Bonds has not been altered since the time of the original delivery of those opinions.


            In rendering the opinion set forth below, counsel has examined the Agreement, the final form of Prospectus dated the date hereof (the "Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein.

            In the opinion of Battle Fowler LLP, counsel for the Sponsor, under existing law:

            The Trust is not an association taxable as a corporation for federal income tax purposes under the Internal Revenue Code of 1986 (the "Code"), and income received by the Trust that consists of interest excludable from federal gross income under the Code will be excludable from the federal gross income of the Certificateholders of the Trust.

           Each Certificateholder will be considered the owner of a pro rata portion of the Trust under Section 676(a) of the Code. Thus, each Cer-

                                    -12-
1173.2
tificateholder will be considered to have received his pro rata share of Bond interest when it is received by the Trust, and the net income distributable to Certificateholders that is exempt from federal income tax when received by the Trust will constitute tax-exempt income when received by the Certificateholders.


      Gain (other than any earned original issue discount) realized on a sale or redemption of the Bonds or on a sale of a Unit is, however, includable in gross income for federal income tax purposes, generally as capital gain, although gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest.) Such gain may be long or short-term depending on the facts and circumstances. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses of non-corporate Certificate-holders may be deducted against ordinary income. Capital assets must be held for more than one year to qualify for long-term capital gain treatment. Individuals who realize long-term capital gains will be subject to a reduced maximum tax rate on such gain.


      Each Certificateholder will realize taxable gain or loss when the Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity), as if the Certificateholder had directly disposed of his pro rata share of such Bond. The gain or loss is measured by the difference between (i) the tax cost of such pro rata share and (ii) the amount received therefor. For this purpose, a Certificateholder's tax cost for each Bond is determined by allocating the total tax cost of each Unit among all of the Bonds held in the Trust (in accordance with the portion of the Trust comprised by each Bond). In order to determine the amount of taxable gain or loss, the Certificateholder's amount received is similarly allocated at that time. The Certificateholder may exclude from the amount received any amounts that represent accrued interest or the earned portion of any original issue discount but may not exclude amounts attributable to market discount. Thus, when a Bond is disposed of by the Trust at a gain, taxable gain will equal the difference between (i) the amount received and (ii) the amount paid plus any original issue discount (limited, in the case of Bonds issued after June 8, 1980, to the portion earned from the date of acquisition to the date of disposition). Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. No deduction is allowed for the amortization of bond premium on tax-exempt bonds such as the Bonds in computing regular federal income tax.

      Discount generally accrues based on the principle of compounding of accrued interest, not on a straight-line or ratable method, with the result that the amount of earned original issue discount is less in the earlier years and more in the later years of a bond term. The tax basis of a discount bond is increased by the amount of accrued, tax-exempt original issue discount thus determined. This method of calculation will produce higher capital gains (or lower losses) to a Certificate-holder, as compared to the results produced by the straight-line method of accounting for original issue discount, upon an early disposition of a Bond by the Trust or of a Unit by a Certificateholder.

      A Certificateholder may also realize taxable income or loss when a Unit is sold or redeemed. The amount received is allocated among all the Bonds in the Trust in the same manner as when the Trust disposes of Bonds and the Certificateholder may exclude accrued interest and the earned portion of any original issue discount (but not amounts

                                    -13-
1173.2
attributable to market discount). The return of a Certificateholder's tax cost is otherwise a tax-free return of capital.

      A portion of social security benefits is includable in gross income for taxpayers whose "modified adjusted gross income" combined with a portion of their benefits exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a joint return and zero for married persons filing separate returns. Interest on tax-exempt bonds is to be added to adjusted gross income for purposes of computing the amount of benefits that are includable in gross income and determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax. For taxable years beginning after December 31, 1993, the amount of Social Security benefits subject to tax has been increased.

      Corporate Certificateholders are required to include in federal corporate alternative minimum taxable income 75 percent of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds alternative minimum taxable income (determined without this item). Further, interest on the Bonds is includable in a 0.12% additional corporate minimum tax imposed by the Superfund Amendments and Reauthorization Act of 1986 for taxable years beginning before January 1, 1996. In addition, in certain cases, Sub-chapter S corporations with accumulated earnings and profits from Sub-chapter C years will be subject to a minimum tax on excess "passive investment income" which includes tax-exempt interest.

      The Trust is not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax. For a Certificateholder who is a New York resident, however, a pro rata portion of all or part of the income of the Trust will be treated as the income of the Certificateholder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.

            The exemption of interest on municipal obligations for federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or political subdivision. In general, municipal bond interest exempt from federal income tax is taxable income to residents of the State or City of New York under the tax laws of those jurisdictions unless the bonds are issued by the State of New York or one of its political subdivisions or by the Commonwealth of Puerto Rico or one of its political subdivisions. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of computing New York State and New York City franchise (income) tax. The laws of the several states and local taxing authorities vary with respect to the taxation of such obligations and each Certificateholder is advised to consult his own tax advisor as to the tax consequences of his Certificates under state and local tax laws.

            In the case of Bonds that are industrial revenue bonds ("IRBs") or certain types of private activity bonds, the opinions of bond counsel to the respective issuing authorities indicate that interest on such Bonds is exempt from regular federal income tax. However, interest on such Bonds will not be exempt from regular federal income tax for any period during which such Bonds are held by a "substantial user" of the facilities financed by the proceeds of such Bonds or by a "related person" thereof within the meaning of the Code. Therefore, interest on any such Bonds allocable to a Certificateholder who is such a "substantial user" or "related person" thereof will not be tax-exempt. Furthermore, in the case of Bonds that qualify for the "small issue" exemption, the "small issue" exemption will not be available or will be lost

                                    -14-
1173.2
if, at any time during the three-year period beginning on the later of the date the facilities are placed in service or the date of issue, all outstanding tax-exempt IRBs, together with a proportionate share of any present issue, of an owner or principal user (or related person) of the facilities exceeds $40,000,000. In the case of IRBs issued under the $10,000,000 "small issue" exemption, interest on such IRBs will become taxable if the face amount of the IRBs plus certain capital expenditures exceeds $10,000,000.

            In addition, a Bond can lose its tax-exempt status as a result of other subsequent but unforeseeable events such as prohibited "arbitrage" activities by the issuer of the Bond or the failure of the Bond to continue to satisfy the conditions required for the exemption of interest thereon from regular federal income tax. No investigation has been made as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt IRBs, or the facilities themselves, and no assurance can be given that future events will not affect the tax-exempt status of the Bonds. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

            Interest on indebtedness incurred or continued to purchase or carry the Units is not deductible for federal income tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Also, in the case of certain financial institutions that acquire Units, in general no deduction is allowed for interest expense allocable to such Units.


            From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on debt obligations similar to the Bonds in the Trust, and it can be expected that similar proposals may be introduced in the future. In particular, Congress may consider the adoption of some form of a "flat tax," which could have an adverse impact on the value of tax-exempt bonds.


            In South Carolina v. Baker, the U.S. Supreme Court held that the federal government may constitutionally require states to register bonds they issue and subject the interest on such bonds to federal income tax if not registered, and that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the federal government to regulate and control bonds such as the Bonds in the Trust and to tax interest on such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust in accordance with Section 103 of the Code.

            The opinions of bond counsel or special tax counsel to the issuing governmental authorities to the effect that interest on the Bonds is exempt from regular federal income tax may be limited to law existing at the time the Bonds were issued, and may not apply to the extent that future changes in law, regulations or interpretations affect such Bonds. Investors are advised to consult their own tax advisors for advice with respect to the effect of any legislative changes.



                                    -15-
1173.2

                                   LIQUIDITY

Sponsor Repurchase


            The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units. The Sponsor's secondary market repurchase price will be based on the aggregate bid price of the Bonds in the Trust portfolio, determined by the Evaluator on a daily basis, and will be the same as the redemption price. See "Trustee Redemption". Certificateholders who wish to dispose of their Units should inquire of the Sponsor prior to making a tender for redemption. The Sponsor may discontinue repurchases of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units are physically received in proper form by the Sponsor, Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, N.Y. 10020. Units received after 4:00 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.


            Prospectuses relating to certain other bond trusts indicate an intention by the respective Sponsors, subject to change, to repurchase units on the basis of a price higher than the bid prices of the bonds in the trust. Consequently, depending on the prices actually paid, the secondary market repurchase price of other trusts may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for units of this Trust, although in all bond trusts, the purchase price of a unit depends primarily on the value of the bonds in the trust portfolio.

            Units purchased by the Sponsor in the secondary market may be reoffered for sale by the Sponsor at a price based on the aggregate bid price of the Bonds in the Trust plus the applicable sales charge (see "Public Offering Price" in Part A) plus net accrued interest. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

            The Sponsor may, under certain circumstances, as a service to Cer-tificateholders, elect to purchase any Units tendered to the Trustee for redemption. (See "Trustee Redemption".) For example, if in order to meet redemptions of Units the Trustee must dispose of Bonds, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

Trustee Redemption

            Units also may be tendered to the Trustee for redemption at its corporate trust office as set forth in Part A of this Prospectus, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled.

            Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates".) Certificateholders must sign exactly as

                                     -16-
1173.2
their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

            Within seven calendar days following a tender for redemption, or, if such seventh day is not a business day, on the first business day prior thereto, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

            Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for redemptions. Such sales, if required, could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds are sold, the size and diversity of the Trust will be reduced.

            The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Bonds in the Trust based on the bid prices of such Bonds and (iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and
(c) cash allocated for the distribution to Certificateholders of record as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Bonds in the Trust for purposes of redemption
(1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust,
(2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available, (3) by determining the value of the Bonds by appraisal, or (4) by any combination of the above.

            The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Cer-tificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

            The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor are not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.


                                     -17-
1173.2

            A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


                            TOTAL REINVESTMENT PLAN


            Under the Total Reinvestment Plan (the "Plan"), semi-annual and annual Certificateholders (except Texas residents*) may elect to have all regular interest and principal distributions, if any, with respect to their Units reinvested either in units of various series of "Municipal Securities Trust" which will have been created shortly before each semi-annual or annual Payment Date (a "Primary Series") or, if units of a Primary Series are not available, in units of a previously formed series of the Trust which have been repurchased by the Sponsor in the secondary market, including the units being offered hereby (a "Secondary Series") (Primary Series and Secondary Series are hereafter collectively referred to as "Available Series"). June 15 and December 15 of each year, in the case of semi-annual Certificateholders, and December 15 of each year in the case of annual Certificateholders, are the "Plan Reinvestment Dates".

            Under the Plan (subject to compliance with applicable blue sky laws), fractional units ("Plan Units") will be purchased from the Sponsor at a price equal to the aggregate offering price per Unit of the bonds in the Available Series portfolio during the initial offering of the Available Series or at the aggregate bid price per Unit of the Available Series if its initial offering has been completed, plus a sales charge equal to 3.627% of the net amount invested in such bonds or 3-1/2% of the Reinvestment Price per Plan Unit, plus accrued interest, divided by one hundred (the "Reinvestment Price per Plan Unit"). All Plan Units will be sold at this reduced sales charge of 3-1/2% in comparison to the regular sales charge levied on primary and secondary market sales of units in any series of "Municipal Securities Trust". Participants in the Plan will have the opportunity to designate, in the Authorization Form for the Plan, the name of a broker to whom the Sponsor will allocate a sales commission of 1-1/2% per Plan Unit, payable out of the 3-1/2% sales charge. If no such designation is made, the Sponsor will retain the sales commission.

            Under the Plan, the entire amount of a participant's income and principal distributions will be reinvested. For example, a Certificateholder who is entitled to receive $130.50 interest income from the Trust would acquire 13.05 Plan Units assuming that the Reinvestment Price per Plan Unit, plus accrued interest, was $10.

            A semi-annual or annual Certificateholder may join the Plan at the time he invests in Units of the Trust or any time thereafter by delivering to the Trustee an Authorization Form which is available from brokers or the Sponsor. In order that distributions may be reinvested on a particular Plan Reinvestment Date, the Authorization Form must be received by the Trustee not later than the 15th day of the month preceding such Date. Authorization Forms not received in time for a particular Plan Reinvestment Date will be valid only for the second succeeding Plan Reinvestment Date. Similarly, a participant may withdraw from the Plan at any time by notifying the Trustee (see below). However, if written confirmation of withdrawal is not given to the Trustee prior to a particular distribution, the participant will be deemed to have elected to participate in the Plan with respect to that particular
--------
* Texas residents may elect to participate in the "Total Reinvestment Plan for Texas Residents" hereinafter described.


                                     -18-
1173.2
distribution and his withdrawal would become effective for the next succeeding distribution.

            Once delivered to the Trustee, an Authorization Form will constitute a valid election to participate in the Plan with respect to Units purchased of the Trust (and with respect to Plan Units purchased with the distributions from the Units purchased of the Trust) for each subsequent distribution as long as the Certificateholder continues to participate in the Plan. However, if an Available Series should materially differ from the Trust in the opinion of the Sponsor, the authorization will be voided and participants will be provided with both a notice of the material change and a new Authorization Form which would have to be returned to the Trustee before the Certificateholder would again be able to participate in the Plan. The Sponsor anticipates that a material difference which would result in a voided authorization would include such facts as the inclusion of bonds in the Available Series portfolio the interest income on which was not exempt from federal income tax, or the inclusion of bonds which were not rated "A" or better by either Standard & Poor's Corporation or Moody's Investors Service, Inc. on the date such bonds were initially deposited in the Available Series portfolio.

            The Sponsor has the option at any time to use units of a Secondary Series to fulfill the requirements of the Plan in the event units of a Primary Series are not available either because a Primary Series is not then in existence or because the registration statement relating thereto is not declared effective in sufficient time to distribute final prospectuses to Plan participants (see below). It should be noted that there is no assurance that the quality and diversification of the Bonds in any Available Series or the estimated current return thereon will be similar to that of this Trust.

            It is the Sponsor's intention that Plan Units will be offered on or about each semi-annual and annual Record Date for determining who is eligible to receive distributions on the related Payment Date. Such Record Dates are June 1 and December 1 of each year for semi-annual Certificate-holders, and December 1 of each year for annual Certificateholders. On each Record Date, the Sponsor will send a current Prospectus relating to the Available Series being offered for the next Plan Reinvestment Date along with a letter which reminds each participant that Plan Units are being purchased for him as part of the Plan unless he notifies the Trustee in writing by that Plan Reinvestment Date that he no longer wishes to participate in the Plan.
In the event a Primary Series has not been declared effective in sufficient time to distribute a final Prospectus relating thereto and there is no Secondary Series as to which a registration statement is currently effective, it is the Sponsor's intention to suspend the Plan and distribute to each participant his regular semi-annual or annual distribution. If the Plan is so suspended, it will resume in effect with the next Plan Reinvestment Date assuming units of an Available Series are then being offered.

            To aid a participant who might desire to withdraw either from the Plan or from a particular distribution, the Trustee has established a toll free number (see below) for participants to use for notification of withdrawal, which must be confirmed in writing prior to the Plan Reinvestment Date. Should the Trustee be so notified, it will make the appropriate cash disbursement. Unless the withdrawing participant specifically indicates in his written confirmation that (a) he wishes to withdraw from the Plan for that particular distribution only, or (b) he wishes to withdraw from the Plan for less than all units of each series of "Municipal Securities Trust" which he might then own (and specifically identifies which series are to continue in the Plan), he will be deemed to have withdrawn completely from the Plan in all respects. Once a participant withdraws completely, he will only be allowed to again participate in the Plan by submitting a new Authorization Form. A sale or redemption of a portion of a participant's Plan Units will not constitute a

                                     -19-
1173.2
withdrawal from the Plan with respect to the remaining Plan Units owned by such participant.

            Unless a Certificateholder notifies the Trustee in writing to the contrary, each semi-annual and annual Certificateholder who has acquired Plan Units will be deemed to have elected the semi-annual and annual plan of distribution, respectively, and to participate in the Plan with respect to distributions made in connection with such Plan Units. (Should the Available Series from which Plan Units are purchased for the account of an annual Cer-tificateholder fail to have an annual distribution plan, such Certificate-holder will be deemed to have elected the semi-annual plan of distribution, and to participate in the Plan with respect to distributions made in connection with such Plan Units.) A participant who subsequently desires to have distributions made with respect to Plan Units delivered to him in cash may withdraw from the Plan with respect to such Plan Units and remain in the Plan with respect to units acquired other than through the Plan. Assuming a participant has his distributions made with respect to Plan Units reinvested, all such distributions will be accumulated with distributions generated from the Units of the Trust used to purchase such additional Plan Units. However, distributions related to units in other series of "Municipal Securities Trust" will not be accumulated with the foregoing distributions for Plan purchases. Thus, if a person owns units in more than one series of "Municipal Securities Trust" (which are not the result of purchases under the Plan), distributions with respect thereto will not be aggregated for purchases under the Plan.

            Although not obligated to do so, the Sponsor has maintained and intends to continue to maintain a market for the Plan Units and continuously to offer to purchase Plan Units at prices based upon the aggregate bid price of the bonds in the Available Series portfolio, during the initial offering of the Available Series, or at the aggregate bid price of the Bonds in the Available Series if its initial offering has been completed. The Sponsor may discontinue such purchases at any time. The aggregate bid price of the under-lying bonds may be expected to be less than the aggregate offering prices. In the event that a market is not maintained for Plan Units, a participant desiring to dispose of his Plan Units may be able to do so only by tendering such Plan Units to the Trustee for redemption at the Redemption Price of full units in the Available Series corresponding to such Plan Units, which is based upon the aggregate bid price of the underlying bonds as described in the "Municipal Securities Trust" Prospectus for the Available Series in question. If a participant wishes to dispose of his Plan Units, he should inquire of the Sponsor as to current market prices prior to making a tender for redemption to the Trustee.

            Any participant may tender his Plan Units for redemption to the Available Series trustee. Participants may redeem Plan Units by making a written request to the Trustee, at the address listed in the "Summary of Essential Information" in Part A on the Redemption Form supplied by the Trustee. The redemption price per Plan Unit will be determined as set forth in the "Municipal Securities Trust" Prospectus of the Available Series from which such Plan Unit was purchased following receipt of the request and adjusted to reflect the fact that it relates to a Plan Unit. There is no charge for the redemption of Plan Units.

            The Trust Agreement requires that the Trustee notify the Sponsor of any tender of Plan Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor will purchase any Plan Units tendered to the Trustee for redemption by making payment therefor to the Certificateholder in an amount not less than the redemption price for such Plan Units on the date of tender not later than the day on which such Plan Units would otherwise have been redeemed by the Trustee.


                                     -20-
1173.2

            Participants in the Plan will not receive individual certificates for their Plan Units unless the amount of Plan Units accumulated represents the principal amount of bonds originally underlying each Unit and, in such case, a written request for certificates is made to the Trustee. All Plan Units will be accounted for by the Trustee on a book entry system. Each time Plan Units are purchased under the Plan, a participant will receive a confirmation stating his cost, number of Units purchased and estimated current return. Questions regarding a participant's statement should be directed to the Trustee by calling the Trustee at the number listed in the "Summary of Essential Information" in Part A.

            All expenses relating to the operation of the Plan are borne by the Sponsor. Both the Sponsor and the Trustee reserve the right to suspend, modify or terminate the Plan at any time for any reason, including the right to suspend the Plan if the Sponsor is unable or unwilling to establish a Primary Series or is unable to provide Secondary Series units. All participants will receive notice of any such suspension, modification or termination.

Total Reinvestment Plan for Texas Residents

            Except as specifically provided under this Section, and unless the context otherwise requires, all provisions and definitions contained under the heading "Total Reinvestment Plan" shall be applicable to the Total Reinvestment Plan for Texas Residents ("Texas Plan").

            Semi-annual and annual Certificateholders of the Trust who are residents of Texas have the option prior to any semi-annual or annual distribution to elect affirmatively to reinvest that distribution, including both interest and principal, if any, in an Available Series.

            A resident of Texas who is a semi-annual Certificateholder may join the Texas Plan for any particular semi-annual or annual distribution by delivering to the Trustee an Authorization Form For Texas Residents ("Texas Authorization Form") specifically mentioning the date of the particular semi-annual or annual distribution he wishes to reinvest. On or about each semi-annual or annual Record Date, Texas Authorization Forms shall be sent by the Trustee to every Certificateholder who is a resident of Texas. In the event that the Sponsor suspends the Plan or the Texas Plan, no Texas Authorization Forms shall be sent. In order that distributions may be reinvested on a particular Plan Reinvestment Date, the Texas Authorization Form must be received by the Trustee on or before such Date. Texas Authorization Forms not received in time for the Plan Reinvestment Date will be deemed void. A participant who delivers a Texas Authorization Form to the Trustee may thereafter withdraw said authorization by notifying the Trustee at its toll free telephone number prior to a Plan Reinvestment Date. Such notification of a withdrawal must be confirmed in writing prior to the Plan Reinvestment Date. Under no circumstances shall a Texas Authorization Form be provided or accepted by the Trustee which provides for the reinvestment of distributions for more than one Plan Reinvestment Date.

            On or about each semi-annual and annual Record Date, the Sponsor will send a current Prospectus relating to the Available Series being offered on the next Plan Reinvestment Date along with a letter incorporating a Texas Authorization Form which specifies the funds available for reinvestment, reminds each participant that no Plan Units will be purchased for him unless the Texas Authorization Form is received by the Trustee on or before that particular Plan Reinvestment Date, and states that the Texas Authorization Form is valid only for that particular semi-annual or annual distribution. If the Available Series should materially differ from the Trust, the participant will be provided with a notice of the material change and a new Texas

                                     -21-
1173.2

Authorization Form which would have to be returned to the Trustee before the Certificateholder would again be able to participate in the Plan.

            Each semi-annual and annual Certificateholder who has acquired Plan Units will be deemed to have elected the semi-annual and annual plan of distribution, respectively, with respect to such Units, but such Certificate-holder will not be deemed to participate in the Plan for any particular distribution unless and until he delivers to the Trustee a Texas Authorization Form pertaining to those Plan Units. (Should the Available Series from which Plan Units are purchased for the account of an annual Certificateholder fail to have an annual distribution plan, such Certificateholder will be deemed to have elected the semi-annual plan of distribution, and to participate in the Plan with respect to distributions made, in connection with such Plan Units.)


                             TRUST ADMINISTRATION

Portfolio Supervision

            The Sponsor may direct the Trustee to dispose of Bonds upon
(i) default in payment of principal or interest on such Bonds,
(ii) institution of certain legal proceedings with respect to the issuers of such Bonds, (iii) default under other documents adversely affecting debt service on such Bonds, (iv) default in payment of principal or interest on other obligations of the same issuer or guarantor, (v) with respect to revenue Bonds, decline in revenues and income of any facility or project below the estimated levels calculated by proper officials charged with the construction or operation of such facility or project or (vi) decline in price or the occurrence of other market or credit factors which in the opinion of the Sponsor would make the retention of such Bonds in the Trust detrimental to the interests of the Certificateholders. If a default in the payment of principal or interest on any of the Bonds occurs and if the Sponsor fails to instruct the Trustee to sell or hold such Bonds, the Trust Agreement provides that the Trustee may sell such Bonds.

            The Sponsor is authorized by the Trust Agreement to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds. Any bonds received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Agreement to the same extent as the Bonds originally deposited. Within five days after such deposit, notice of such exchange and deposit shall be given by the Trustee to each Certificateholder registered on the books of the Trustee, including an identification of the Bonds eliminated and the bonds substituted therefor. Except as stated, the acquisition by the Trust of any securities other than the bonds initially deposited is prohibited.

Trust Agreement, Amendment and Termination

            The Trust Agreement may be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certifi-cateholders.

            The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding, for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's

                                     -22-
1173.2
interest in the Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates then outstanding, to increase the number of Units issuable or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in the Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

            The Trust Agreement provides that the Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Bonds held in the Trust but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Within a reasonable period after termination, the Trustee must sell any Bonds remaining in the Trust, and, after paying all expenses and charges incurred by the Trust, distribute to each Certificateholder, upon surrender for cancellation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts.

The Sponsor


            Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

            Reich & Tang, a Delaware limited partnership, is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. Reich & Tang Asset Management L.P. ("RTAM LP"), a registered investment adviser, is the 99% limited partner of the Sponsor. RTAM LP is 99.5% owned by New England Investment Companies, LP ("NEIC LP") and Reich & Tang Asset Management, Inc., a wholly owned subsidiary of NEIC LP, owns the remaining .5% interest of RTAM LP and is its general partner. NEIC LP's general partner is New England Investment Companies, Inc. ("NEIC"), a holding company offering a broad array of investment styles across a wide range of asset categories through ten investment advisory/management affiliates and two distribution affiliates. These affiliates in the aggregate are investment advisers or managers to over 57 registered investment companies. Reich & Tang is the sponsor for numerous series of unit investment trusts, including: A Corporate Trust, Series 1; New York Municipal Trust, Series 1 (and Subsequent Series); Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), Multi-State Series 1 (and Subsequent Series), High Income Trust Series 1 (and Subsequent Series), Insured Municipal Securities Trust, Series 1-4 (Multiplier Portfolio), Series 1 (and Subsequent Series), 5th Discount Series (and Subsequent Series), Navigator Series (and Subsequent Series), Mortgage Securities Trust, CMO Series 1 (and Subsequent Series) and Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series). The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations.



                                    -23-
1173.2

            For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Co-Sponsors are Reich & Tang and Gruntal & Co., Incorporated, both of whom have entered into an Agreement among Co-Sponsors pursuant to which both parties have agreed to act as Co-Sponsors for the Trust. Reich & Tang has been appointed by Gruntal & Co., Incorporated as agent for purposes of taking any action required or permitted to be taken by the Sponsors under the Trust Agreement. If the Sponsors are unable to agree with respect to action to be taken jointly by them under the Trust Agreement and they cannot agree as to which Sponsor shall act as sole Sponsor, then Reich & Tang shall act as sole Sponsor. If one of the Sponsors fails to perform its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, that Sponsors may be discharged under the Trust Agreement and a new Sponsor(s) may be appointed or the remaining Sponsor(s) may continue to act as Sponsors.


            Gruntal & Co., Incorporated, a Delaware corporation, operates a regional securities broker/dealer from its main office in New York City and branch offices in nine states and the District of Columbia. The firm is very active in the marketing of investment companies and has signed dealer agreements with every mutual fund group, as well as being the managing distributor for The Home Group Money Market and Mutual Funds. Further, through its Syndicate Department, Gruntal & Co. Incorporated has underwritten a large number of Closed-End Funds and has been Co-Manager on the following offerings: Cigna High Income Shares; Dreyfus New York Municipal Income, Inc.; Franklin Principal Maturity Trust and Van Kampen Merritt Limited Term High Income Trust.

            The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

            The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.

            If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor; (b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.

The Trustee


            The Trustee is The Chase Manhattan Bank (National Association), a national banking association with its principal executive office located at 1 Chase Manhattan Plaza, New York, New York 10081 and its unit investment trust office at 770 Broadway, New York, New York 10003 (800) 882-9898. The Trustee is subject to the supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.


            For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Bank of New York, a trust company organized under the laws of New York, having its offices at 101 Barclay Street, New York, New York 10286 (1-800-431-8002). The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System,

                                     -24-
1173.2
and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. The Trustee must be a banking corporation organized under the laws of the United States or any state which is authorized under such laws to exercise corporate trust powers and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of the Trust.

            The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, Bonds or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds pursuant to the Trust Agreement.

            For further information relating to the responsibilities of the Trustee under the Trust Agreement, see "Rights of Certificateholders".

            The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

            Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any State and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.

The Evaluator

            The Evaluator is Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc. with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a wholly-owned subsidiary of McGraw-Hill, Inc. The Evaluator is a registered investment advisor and also provides financial information services.

            The Trustee, the Sponsor and Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the

                                     -25-
1173.2
accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor, or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

            The Evaluator may resign or may be removed by the Sponsor and the Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


                          TRUST EXPENSES AND CHARGES


            At no cost to the Trust, the Sponsor has borne the expenses of creating and establishing the Trust, including the cost of initial preparation and execution of the Trust Agreement, registration of the Trust and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, preparation and printing of the Certificates, legal and auditing expenses, advertising and selling expenses, initial fees and expenses of the Trustee and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the initial public offering are paid directly by the Trustee.

            The Sponsor will not charge the Trust a fee for its services as such. See "Sponsor's Profits".

            The Trustee will receive for its ordinary recurring services to the Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders".

            The Evaluator will receive, for each daily evaluation of the Bonds in the Trust, a fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus.

            The Trustee's and Evaluator's fees are payable monthly as of the Record Date from the Interest Account to the extent funds are available and then from the Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent".

            The following additional charges are or may be incurred by the
Trust: all expenses (including counsel and auditing fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificate-holders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any loss, liabilities and expenses incurred in acting as Sponsor of the Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the

                                    -26-
1173.2

Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the Trust. In addition, the Trustee is empowered to sell Bonds in order to make funds available to pay all expenses.


                    EXCHANGE PRIVILEGE AND CONVERSION OFFER

Exchange Privilege

            Certificateholders may elect to exchange any or all of their Units of these Trusts for Units of one or more of any available series of Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust, Mortgage Securities Trust, A Corporate Trust or Equity Securities Trust (the "Exchange Trusts") at a reduced sales charge as set forth below. Under the Exchange Privilege, the Sponsor's repurchase price of the Units being surrendered, and only after the initial offering period is completed, will be based on the aggregate bid price of the Bonds in the particular Trust portfolio. Units in an Exchange Trust then will be sold to the Certificateholder at a price based on the aggregate offer price of the Bonds in the Exchange Trust portfolio during the initial public offering period of the Exchange Trust (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Equity Trust portfolio); or based on the aggregate bid price of the Bonds in the Exchange Trust portfolio if its initial public offering has been completed, plus accrued interest (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Equity Trust portfolio) and a reduced sales charge as set forth below.

            Except for unitholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be 1.5% per unit (or per 1,000 Units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust) (approximately 1.5% of the price of each Exchange Trust unit (or 1,000 Units for the Mortgage Securities Trust or 100 Units for the Equity Securities Trust)). For unitholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be the greater of (i) 1.5% per unit (or per 1,000 Units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust), or (ii) an amount which when coupled with the sales charge paid by the unitholder upon his original purchase of Units of the Trust at least equals the sales charge applicable in the direct purchase of units of an Exchange Trust. The Exchange Privilege is subject to the following conditions:

            (1) The Sponsor must be maintaining a secondary market in both the Units of the Trust held by the Certificateholder and the Units of the available Exchange Trust. While the Sponsor has indicated its intention to maintain a market in the Units of all Trusts sponsored by it, the Sponsor is under no obligation to continue to maintain a secondary market and therefore there is no assurance that the Exchange Privilege will be available to a Certificateholder at any specific time in the future. At the time of the Certificateholder's election to participate in the Exchange Privilege, there also must be Units of the Exchange Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market.

            (2) Exchanges will be effected in whole units only. Any excess proceeds from the Units surrendered for exchange will be remitted and the selling Certificateholder will not be permitted to advance any new funds in order to complete an exchange. Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units. Units

                                     -27-
1173.2
      of the Equity Securities Trust may only be acquired in blocks of 100
      Units.

            (3) The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege. The Sponsor will provide unitholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege, provided that, no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or to delete a series which has been terminated from eligibility for the Exchange Privilege, (ii) there is a suspension of the redemption of units of an Exchange Trust under Section 22(e) of the Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60 day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected unitholders. Unitholders may, during this 60 day period, exercise the Exchange Privilege in accordance with its terms then in effect. In the event the Exchange Privilege is not available to a Certificateholder at the time he wishes to exercise it, the Certificateholder will immediately be notified and no action will be taken with respect to his Units without further instructions from the Certificateholder.

            To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. If Units of a designated, outstanding series of an Exchange Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge.

            Example: Assume that after the initial public offering has been completed, a Certificateholder has five units of a Trust with a current value of $700 per unit which he has held for more than 5 months and the Certificate-holder wishes to exchange the proceeds for units of a secondary market Exchange Trust with a current price of $725 per unit. The proceeds from the Certificateholder's original units will aggregate $3,500. Since only whole units of an Exchange Trust may be purchased under the Exchange Privilege, the Certificateholder would be able to acquire four units (or 4,000 Units of the Mortgage Securities Trust or 400 Units of the Equity Securities Trust) for a total cost of $2,943.50 ($2,900 for unit and $43.50 for the sales charge).
The remaining $556.50 would be remitted to the Certificateholder in cash. If the Certificateholder acquired the same number of units at the same time in a regular secondary market transaction, the price would have been $3,059.50 ($2,900 for units and $159.50 for the sales charge, assuming a 5 1/2% sales charge times the public offering price).

The Conversion Offer

            Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") may elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of A Corporate Trust, Municipal Securities Trust, Insured Municipal Securities

                                     -28-
1173.2

Trust, Mortgage Securities Trust, New York Municipal Trust or Equity Securities Trust sponsored by Reich & Tang Distributors L.P. or the Sponsor (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust based on a reduced sales charge as set forth below. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price, which is based upon the aggregate bid side evaluation of the underlying bonds in such trust and is generally about 1-1.2% to 2% lower than the offering price for such bonds (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Equity Trust portfolio). The purchase price of the units in the Conversion Trust will be based on the aggregate offer price of the bonds in the Conversion Trust Portfolio during its initial offering price (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Equity Trust portfolio); or, at a price based on the aggregate bid price of the underlying bonds if the initial public offering of the Conversion Trust has been completed, plus accrued interest (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Equity Trust portfolio) and a sales charge as set forth below.


            Except for unitholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of a Redemption Trust, the sales charge applicable to the purchase of Units of the Conversion Trust shall be 1.5% per Unit (or per 1,000 Units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust). For unitholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of a Redemption Trust, the sales charge applicable to the purchase of Units of a Conversion Trust shall be the greater of (i) 1.5% per Unit (or per 1,000 Units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust) or (ii) an amount which when coupled with the sales charge paid by the unitholder upon his original purchase of units of the Redemption Trust at least equals the sales charge applicable in the direct purchase of Units of a Conversion Trust. The Conversion Offer is subject to the following limitations:

            (1) The Conversion Offer is limited only to unit owners of any Redemption Trust, defined as a unit investment trust for which there is no active secondary market at the time the Certificateholder elects to participate in the Conversion Offer. At the time of the unit owner's election to participate in the Conversion Offer, there also must be available units of a Conversion Trust, either under a primary distribution or in the Sponsor's secondary market.

            (2) Exchanges under the Conversion Offer will be effected in whole units only. Unit owners will not be permitted to advance any new funds in order to complete an exchange under the Conversion Offer. Any excess proceeds from units being redeemed will be returned to the unit owner. Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 units. Units of the Equity Securities Trust may only be acquired in blocks of 100 Units.

            (3) The Sponsor reserves the right to modify, suspend or terminate the Conversion Offer at any time without notice to unit owners of Redemption Trusts. In the event the Conversion Offer is not available to a unit owner at the time he wishes to exercise it, the unit owner will be notified immediately and no action will be taken with respect to his units without further instruction from the unit owner. The Sponsor also reserves the right to raise the sales charge based on actual increases in the Sponsor's costs and expenses in connection with administering the program, up to a maximum sales charge of $20 per unit (or per 1,000 units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust).

                                     -29-
1173.2

            To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of a Conversion Trust are at that time available for sale and if such Units may lawfully be sold in the state in which the unit owner is a resident, the unit owner will be provided with a current prospectus or prospectuses relating to each Conversion Trust in which he indicates an interest. He then may select the Trust or Trusts into which he decides to invest the proceeds from the sale of his Units. The transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retain $5 of the applicable sales charge.

            Example: Assume a unit owner has five units of a Redemption Trust which has held for more than 5 months with a current redemption price of $675 per unit based on the aggregate bid price of the underlying bonds and the unit owner wishes to participate in the Conversion Offer and exchange the proceeds for units of a secondary market Conversion Trust with a current price of $750 per Unit. The proceeds from the unit owner's redemption of units will aggregate $3,375. Since only whole units of a Redemption Trust may be purchased under the Conversion Offer, the unit owner will be able to acquire four units of the Conversion Trust (or 4,000 units of the Mortgage Securities Trust or 400 Units for the Equity Securities Trust) for a total cost of $3,045 ($3,000 for units and $45 for the sales charge). The remaining $330 would be remitted to the unit owner in cash. If the unit owner acquired the same number of Conversion Trust units at the same time in a regular secondary market transaction, the price would have been $3,165 ($3,000 for units and $165 sales charge, assuming a 5 1/2% sales charge times the public offering price).

Description Of The Exchange Trusts And The Conversion Trusts

            A Corporate Trust may be an appropriate investment vehicle for an investor who is more interested in a higher current return on his investment (although taxable) than a tax-exempt return (resulting from the fact that the current return from taxable fixed income securities is normally higher than that available from tax-exempt fixed income securities). Municipal Securities Trust and New York Municipal Trust may be appropriate investment vehicles for an investor who is more interested in tax-exempt income. The interest income from New York Municipal Trust is, in general, also exempt from New York State and local New York income taxes, while the interest income from Municipal Securities Trust is subject to applicable New York State and local New York taxes, except for that portion of the income which is attributable to New York obligations in the Trust portfolio, if any. The interest income from each State Trust of the Municipal Securities Trust, Multi-State Series is, in general, exempt from state and local taxes when held by residents of the state where the issuers of bonds in such State Trusts are located. The Insured Municipal Securities Trust combines the advantages of providing interest income free from regular federal income tax under existing law with the added safety of irrevocable insurance. Insured Navigator Series further combines the advantages of providing interest income free from regular federal income tax and state and local taxes when held by residents of the state where issuers of bonds in such state trusts are located with the added safety of irrevocable insurance. Mortgage Securities Trust offers an investment vehicle

                                    -30-
1173.2
for investors who are interested in obtaining safety of capital and a high level of current distribution of interest income through investment in a fixed portfolio of collateralized mortgage obligations. Equity Securities Trust offers investors an opportunity to achieve capital appreciation together with a high level of current income.

Tax Consequences Of The Exchange Privilege And The Conversion Offer

            A surrender of units pursuant to the Exchange Privilege or the Conversion Offer normally will constitute a "taxable event" to the Certifi-cateholder under the Code. The Certificateholder will recognize a tax gain or loss that will be of a long or short-term capital or ordinary income nature depending on the length of time the units have been held and other factors. A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


                                 OTHER MATTERS

Legal Opinions


            The legality of the Units originally offered and certain matters relating to federal tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022, or Berger Steingut Tarnoff & Stern, 600 Madison Avenue, New York, New York 10022, as counsel for the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for Chase Manhattan Bank, N.A. On the initial date of deposit, Booth & Baron acted as counsel for The Bank of New York.


Independent Auditors

            The financial statements of the Trusts included in Part A of this Prospectus as of the dates set forth in Part A have been examined by KPMG Peat Marwick LLP, independent certified public accountants for the periods indicated in its reports appearing herein. The financial statements of KPMG Peat Marwick LLP have been so included in reliance on its report given upon the authority of said firm as experts in accounting and auditing.


                         DESCRIPTION OF BOND RATINGS*

Standard & Poor's Corporation

            A brief description of the applicable Standard & Poor's Corporation rating symbols and their meanings is as follows:

            A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

            The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.

--------
*     As described by the rating agencies.


                                    -31-
1173.2

            The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

            The ratings are based, in varying degrees, on the following considerations:

      (1) Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      (2)  Nature of and provisions of the obligation.

      (3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

            AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

            AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and they differ from AAA issues only in small degrees.

            A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

            BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

            Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            Provisional Ratings -- (Prov.) following a rating indicates the rating is provisional, which assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

Moody's Investors Service, Inc.

            A brief description of the applicable Moody's Investors Service, Inc.'s rating symbols and their meanings is as follows:

            Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various

                                    -32-
1173.2
protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

            A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Those bonds in the A and Baa group which Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1. Other A bonds comprise the balance of the group. These rankings
(1) designate the bonds which offer the maximum in security within their quality group, (2) designate bonds which can be bought for possible upgrading in quality and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

            Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

            Con-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are debt obligations secured by (a) earnings of projects under construction,
(b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


                                    -33-
1173.2

                    FOR USE WITH MUNICIPAL SECURITIES TRUST
                                  SERIES 1-25
                           1st-34th DISCOUNT SERIES


==============================================================================


          AUTHORIZATION FOR INVESTMENT IN MUNICIPAL SECURITIES TRUST

                      TRP PLAN - TOTAL REINVESTMENT PLAN


I hereby elect to participate in the TRP Plan and am the owner of _____ units of Series ___/___ Discount Series.

I hereby authorize The Bank of New York, Trustee, to pay all semi-annual or annual distributions of interest and principal (if any) with respect to such units to The Bank of New York, as TRP Plan Agent, who shall immediately invest the distributions in units of the available series of Municipal Securities Trust.


The foregoing authorization is subject in            Date ______________, 19__
all respects to the terms and conditions of participation set forth in the prospectus relating to such available series.


-------------------------------------------  ---------------------------------
Registered Holder (print)                    Registered Holder (print)


-------------------------------------------  --------------------------------
Registered Holder Signature                  Registered Holder Signature
                                             (Two signatures if joint tenancy)


My Brokerage Firm's Name ____________________________________________________

Street Address ______________________________________________________________

City, State & Zip Code ______________________________________________________

Salesman's Name ___________________________  Salesman's No. _________________


      UNIT HOLDERS NEED ONLY DATE AND SIGN THIS FORM AND MAIL THIS CARD.


==============================================================================


                              Mail to your Broker
                                      or
                             The Bank of New York
                              101 Barclay Street
                           New York, New York  10286





1173.2

                    FOR USE WITH MUNICIPAL SECURITIES TRUST
                                 SERIES 26-55
                           35th-79th DISCOUNT SERIES


=============================================================================


          AUTHORIZATION FOR INVESTMENT IN MUNICIPAL SECURITIES TRUST

                      TRP PLAN - TOTAL REINVESTMENT PLAN


I hereby elect to participate in the TRP Plan and am the owner of _____ units of Series ___/___ Discount Series.

I hereby authorize the United States Trust Company of New York, Trustee, to pay all semi-annual or annual distributions of interest and principal (if any) with respect to such units to the United States Trust Company of New York, as TRP Plan Agent, who shall immediately invest the distributions in units of the available series of Municipal Securities Trust.


The foregoing authorization is subject in            Date ______________, 19__
all respects to the terms and conditions of participation set forth in the prospectus relating to such available series.


-------------------------------------------  ---------------------------------
Registered Holder (print)                    Registered Holder (print)


-------------------------------------------  ---------------------------------
Registered Holder Signature                  Registered Holder Signature
                                             (Two signatures if joint tenancy)


My Brokerage Firm's Name ____________________________________________________

Street Address ______________________________________________________________

City, State & Zip Code ______________________________________________________

Salesman's Name ___________________________  Salesman's No. _________________


      UNIT HOLDERS NEED ONLY DATE AND SIGN THIS FORM AND MAIL THIS CARD.


==============================================================================



                              Mail to your Broker
                                      or
                          Chase Manhattan Bank, N.A.
                        Attn:  UIT Reinvestment Unit A
                                 770 Broadway
                           New York, New York  10003





1173.2

                     INDEX                         MUNICIPAL SECURITIES TRUST
                                                     (Unit Investment Trust)
                                                           Prospectus
Title                                      Page
                                                     Dated: October 31, 1995
Summary of Essential Information............A-4
Information Regarding the Trust.............A-6             Sponsor:
Financial and Statistical Information.......A-7
Audit and Financial Information                  Reich & Tang Distributors L.P.
                                                        600 Fifth Avenue
  Report of Independent Accountants.........F-1     New York, New York 10020
  Statements of Net Assets..................F-2           212-830-5200
  Statements of Operations..................F-3
  Statements of Changes in Net Assets.......F-4     (and for certain Trusts:)
  Notes to Financial Statements.............F-5    Gruntal & Co., Incorporated
  Portfolio.................................F-7          14 Wall Street
                                                    New York, New York 10005
                    PART B                                212-267-8800
The Trust.................................... 1
Public Offering.............................. 7             Trustee:
Estimated Long Term Return and
  Estimated Current Return................... 9    Chase Manhattan Bank, N.A.
Rights of Certificateholders..................9           770 Broadway
Tax Status...................................12     New York, New York 10003
Liquidity....................................15          1-800-882-9898
Total Reinvestment Plan......................17
Trust Administration.........................21                or
Trust Expenses and Charges...................25
Exchange Privilege and Conversion Offer......26       The Bank of New York
Other Matters................................30        101 Barclay Street
Description of Bond Ratings..................31     New York, New York 10286
                                                         1-800-431-8002



Parts A and B of this Prospectus do not                    Evaluator:
contain all of the information set forth in
the registration statement and exhibits          Kenny S&P Evaluation Services,
relating thereto, filed with the Securities       a division of J.J. Kenny Co.,
and Exchange Commission, Washington, D.C.,                    Inc.
under the Securities Act of 1933, and to                   65 Broadway
which reference is made.                            New York, New York 10006


                                   *   *   *

            This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                   *   *   *

            No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.




1173.2



                                    PART II

                      ADDITIONAL INFORMATION NOT REQUIRED
                                 IN PROSPECTUS

                      CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statements on Form S-6 comprises the following papers and documents:

The facing sheet on Form S-6.
The Cross-Reference Sheet.
The Prospectus consisting of     pages.
Signatures.
Consent of Independent Auditors.
Consent of Counsel (included in Exhibits 99.3.1 and 99.3.1.1).
Consents of the Evaluator including Confirmation of Ratings (included in Exhibit 99.5.1).

The following exhibits:

99.1.1    --   Form of Reference Trust Agreement including certain Amendments to the Trust Indenture and Agreement referred to under
               Exhibit 1.1.1 below (filed as Exhibit 1.1 to Amendment No. 1 to
               Form S-6 Registration Statements Nos. 33-29313 and 33-30144 of
               Municipal Securities Trust, Series 45 & 73rd Discount Series and Series 46 & 74th Discount Series, respectively, on July 20,
               1989 and November 17, 1989, respectively, and incorporated herein by reference).

99.1.1.1  --   Trust Indenture and Agreement for Municipal Securities Trust,
               Series 45 and 73rd Discount Series and Subsequent Series (filed as Exhibit 1.1.1 to Amendment No. 1 to Form S-6 Registration
               Statement No. 33-29313 of Municipal Securities Trust, Series 45 and 73rd Discount Series on July 20, 1989 and incorporated herein by reference).


99.1.3.4  --   Certificate of Formation and Agreement among Limited Partners, as amended, of Reich & Tang Distributors L.P. (filed as Exhibit
               99.1.3.4 to Post-Effective Amendment No. 10 to Form S-6
               Registration Statements Nos. 2-98914, 33-00376, 33-00856 and
               33-01869 of Municipal Securities Trust, Series 28, 39th
               Discount Series, Series 29 & 40th Discount Series and Series 30
               & 41st Discount Series, respectively, on October 31, 1995 and incorporated herein by reference).


99.1.3.6  --   Certificate of Incorporation of Gruntal & Co., Incorporated, as
               amended (filed as Exhibit 1.3.6 to Amendment No. 1 to Form S-6
               Registration Statement No. 33-28384 of Insured Municipal
               Securities Trust, 47th Discount Series and Series 20 on
               June 16, 1989 and incorporated herein by reference).

99.1.3.7  --   By-laws of Gruntal & Co., Incorporated, as amended (filed as
               Exhibit 1.3.7 to Amendment No. 1 to Form S-6 Registration
               Statement No. 33-28384 of Insured Municipal Securities Trust,
               47th Discount Series and Series 20 on June 16, 1989 and incorporated herein by reference).

99.1.4    --   Form of Agreement Among Underwriters (filed as Exhibit 1.4 to
               Amendment No. 1 to Registration Statement No. 33-28384 of
               Insured Municipal Securities Trust, 47th Discount Series and

                                    II-1
991.1

               Series 20 on June 16, 1989 and incorporated herein by reference).

99.2.1    --   Form of Certificate (filed as Exhibit 2.1 to Amendment No. 1 to
               Registration Statement No. 33-28384 of Insured Municipal
               Securities Trust, 47th Discount Series and Series 20 on June
               16, 1989 and incorporated herein by reference).

99.3.1    --   Opinion of Berger Steingut Tarnoff & Stern (formerly Berger &
               Steingut) as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the heading "Legal Opinions" in the Prospectus (filed as Exhibit 3.1 to Amendment No. 1 to
               Form S-6 Registration Statements Nos. 33-29313 and 33-30144 of
               Municipal Securities Trust, Series 45 and 73rd Discount Series and Series 46 & 74th Discount Series, respectively, on July 20,
               1989 and November 17, 1989, respectively, and incorporated herein by reference).


99.3.1.1  --   Opinion of Battle Fowler LLP as to tax status of securities being registered, including their consent to the filing thereof and to the use of their name under the heading "Tax Status" in the Prospectus (filed as Exhibit 3.1.1 to Post-Effective
               Amendment No. 1 to Form S-6 Registration Statements Nos. 33-
               29313 and 33-30144 of Municipal Securities Trust, Series 45 &
               73rd Discount Series and Series 46 & 74th Discount Series, respectively, on October 31, 1990 and incorporated herein by reference).


*99.5.1   --   Consents of the Evaluator including Confirmation of Ratings.


99.6.0    --   Power of Attorney of Reich & Tang Distributors L.P., the
               Depositor, by its Officers and a majority of its Directors
               (filed as Exhibit 99.6.0 to Post-Effective Amendment No. 10 to
               Form S-6 Registration Statements Nos. 2-98914, 33-00376, 33-
               00856 and 33-01869 of Municipal Securities Trust, Series 28,
               39th Discount Series, Series 29 & 40th Discount Series and
               Series 30 & 41st Discount Series, respectively, on October 31,
               1995 and incorporated herein by reference).


99.6.1    --   Power of Attorney of Gruntal & Co., Incorporated, by its
               Officers and a majority of its Directors (filed as Exhibit 6.1 to Form S-6 Registration Statement No. 33-36316 on August 10,
               1990 and incorporated herein by reference).

99.7.0    --   Form of Agreement Among Co-Sponsors (filed as Exhibit 7 to
               Amendment No. 1 to Form S-6 Registration Statement No. 33-28384 of Insured Municipal Securities Trust, 47th Discount Series and
               Series 20 on June 16, 1989 and incorporated herein by reference).

*27       --   Financial Data Schedule(s) (for EDGAR filing only).
--------
*     Being filed by this Amendment.


                                    II-2
991.1

                                 SIGNATURES



            Pursuant to the requirements of the Securities Act of 1933, the registrants, Municipal Securities Trust, Series 45 & 73rd Discount Series and Series 46 & 74th Discount Series certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of October, 1995.


                  MUNICIPAL SECURITIES TRUST,
                  SERIES 45 & 73RD DISCOUNT SERIES AND
                  SERIES 46 & 74TH DISCOUNT SERIES
                        (Registrants)

                  GRUNTAL & CO., INCORPORATED
                        (Depositor)


                  By:   /s/ROBERT SABLOWSKY
                        Robert Sablowsky
                        (Authorized Signatory)

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons, who constitute the principal officers and a majority of the directors of Gruntal & Co., Incorporated, the Depositor, in the capacities and on the dates indicated.

Name                Title                         Date


HOWARD SILVERMAN    Chief Executive Officer and   )
                    Director                      ) October 25, 1995
EDWARD E. BAO       Executive Vice President and  )
                    Director                      )
BARRY RICHTER       Executive Vice President and  )
                    Director                      ) By: /s/ROBERT SABLOWSKY
ROBERT SABLOWSKY    Executive Vice President and  )     Robert Sablowsky
                    Director                      )     Attorney-in-Fact*
LIONEL G. HEST      Senior Executive and Director )











---------------

* An executed copy of the power of attorney was filed as Exhibit 6.1 to Registration Statement No. 33-36316 on August 10, 1990.


                                    II-3
991.1

                                  SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the registrants, Municipal Securities Trust, Series 45 & 73rd Discount Series and Series 46 & 74th Discount Series certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of October, 1995.

            MUNICIPAL SECURITIES TRUST,
            SERIES 45 & 73RD DISCOUNT SERIES AND
            SERIES 46 & 74TH DISCOUNT SERIES
                  (Registrants)


            REICH & TANG DISTRIBUTORS L.P.
                  (Depositor)

            By:   Reich & Tang Asset Management, Inc.,
                  as general partner


            By:   /s/LORRAINE C. HYLSLER
                  Lorraine C. Hylsler
                  (Authorized Signatory)

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Reich & Tang Asset Management, Inc., the general partner of Reich & Tang Distributors L.P., the Depositor, in the capacities and on the dates indicated.


Name                  Title                               Date

PETER S. VOSS         President, Chief Executive Officer  )
                      and Director                        )
G. NEAL RYLAND        Executive Vice President, Treasurer )  October 25, 1995
                      and Chief Financial Officer         )
EDWARD N. WADSWORTH   Clerk                               )
RICHARD E. SMITH III  Director                            ) By: /s/LORRAINE C. HYLSLER
                                                                -------------------
STEVEN W. DUFF        Director                            )     Lorraine C. Hylsler
BERNADETTE N. FINN    Vice President                      )     Attorney-in-Fact*
LORRAINE C. HYLSLER   Secretary                           )
RICHARD DE SANCTIS    Vice President and Treasurer        )


---------------

* An executed power of attorney was filed as Exhibit 99.6.0 to Post-Effective Amendment No. 10 to Form S-6 Registration Statements
      Nos. 2-98914, 33-00376, 33-00856 and 33-01869 of Municipal Securities
      Trust, Series 28, 39th Discount Series, Series 29 & 40th Discount Series and Series 30 & 41st Discount Series, respectively, on October 31, 1995.


                                    II-4
991.1

CONSENT OF INDEPENDENT AUDITORS



We consent to the use in these Post-Effective Amendments to the Registration Statements of our reports on the financial statements of Municipal Securities Trust, Series 45; Municipal Securities Trust, Series 46; Municipal Securities Trust, 73rd Discount Series; and Municipal Securities Trust, 74th Discount Series included herein and to the reference to our firm under the heading "Independent Auditors" in the Prospectus which is part of this Registration Statement.





                                                           KPMG Peat Marwick LLP


New York, New York
October 12, 1995

                                 EXHIBIT INDEX

Exhibit     Description                                               Page No.

99.1.1 Form of Reference Trust Agreement including certain Amendments to the Trust Indenture and Agreement referred to under Exhibit 1.1.1 below (filed as Exhibit 1.1 to Amendment No. 1 to Form S-6 Registration Statements Nos. 33-29313 and 33-30144 of Municipal Securities Trust, Series 45 & 73rd Discount Series and Series 46 & 74th Discount Series, respectively, on July 20, 1989 and
             November 17, 1989, respectively, and incorporated herein by reference).

99.1.1.1 Trust Indenture and Agreement for Municipal Securities Trust, Series 45 and 73rd Discount Series and Subsequent Series (filed as Exhibit 1.1.1 to Amendment No. 1 to Form S-6 Registration Statement No. 33-29313 of Municipal Securities Trust, Series 45 and 73rd Discount Series on July 20, 1989 and incorporated herein by reference).


99.1.3.4 Certificate of Formation and Agreement among Limited Partners, as amended, of Reich & Tang Distributors L.P. (filed as Exhibit 99.1.3.4 to Post-Effective Amendment No. 10 to Form S-6 Registration Statements Nos. 2-98914, 33-00376, 33-00856 and 33-01869 of
             Municipal Securities Trust, Series 28, 39th Discount Series, Series 29 & 40th Discount Series and Series 30 & 41st Discount Series, respectively, on October 31, 1995 and incorporated herein by reference).



99.1.3.6 Certificate of Incorporation of Gruntal & Co., Incorporated, as amended (filed as Exhibit 1.3.6 to Amendment No. 1 to Form S-6 Registration Statement No. 33-28384 of Insured Municipal Securities Trust, 47th Discount Series and Series 20 on June 16, 1989 and incorporated herein by reference).

99.1.3.7 By-laws of Gruntal & Co., Incorporated, as amended (filed as Exhibit 1.3.7 to Amendment No. 1 to Form S-6 Registration Statement No. 33-28384 of Insured Municipal Securities Trust, 47th Discount Series and Series 20 on June 16, 1989 and incorporated herein by reference).

99.1.4       Form of Agreement Among Underwriters (filed as
             Exhibit 1.4 to Amendment No. 1 to Registration
             Statement No. 33-28384 of Insured Municipal
             Securities Trust, 47th Discount Series and Series 20 on June 16, 1989 and incorporated herein by reference).

99.2.1 Form of Certificate (filed as Exhibit 2.1 to Amendment No. 1 to Registration Statement No. 33-28384 of Insured Municipal Securities Trust, 47th Discount Series and Series 20 on June 16, 1989 and incorporated herein by reference).


                                    II-5
991.1

Exhibit     Description                                               Page No.



99.3.1 Opinion of Berger Steingut Tarnoff & Stern (formerly Berger & Steingut) as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the heading "Legal Opinions" in the Prospectus (filed as Exhibit 3.1 to Amendment No. 1 to Form S-6 Registration Statements Nos. 33-29313 and 33-30144 of Municipal Securities Trust, Series 45 and 73rd Discount Series and Series 46 & 74th Discount Series, respectively, on July 20, 1989 and November 17, 1989, respectively, and incorporated herein by reference).


99.3.1.1 Opinion of Battle Fowler LLP as to tax status of securities being registered, including their consent to the filing thereof and to the use of their name under the heading "Tax Status" in the Prospectus (filed as Exhibit 3.1.1 to Post-Effective Amendment No. 1 to Form S-6 Registration Statements Nos. 33-29313 and 33-30144 of Municipal Securities Trust, Series 45 & 73rd Discount Series and Series 46 & 74th Discount Series, respectively, on October 31, 1990 and incorporated herein by reference).


99.5.1 Consents of the Evaluator including Confirmation of Rating.


99.6.0 Power of Attorney of Reich & Tang Distributors L.P., the Depositor, by its Officers and a majority of its Directors (filed as Exhibit 99.6.0 to Post-Effective Amendment No. 10 to Form S-6 Registration Statements Nos. 2-98914, 33-00376, 33-00856 and 33-01869 of
             Municipal Securities Trust, Series 28, 39th Discount Series, Series 29 & 40th Discount Series and Series 30 & 41st Discount Series, respectively, on October 31, 1995 and incorporated herein by reference).



99.6.1 Power of Attorney of Gruntal & Co., Incorporated, by its Officers and a majority of its Directors (filed as Exhibit 6.1 to Form S-6 Registration Statement No. 33-36316 on August 10, 1990 and incorporated herein by reference).

99.7.0       Form of Agreement Among Co-Sponsors (filed as
             Exhibit 7 to Amendment No. 1 to Form S-6
             Registration Statement No. 33-28384 of Insured
             Municipal Securities Trust, 47th Discount Series and
             Series 20 on June 16, 1989 and incorporated herein by reference).

27           Financial Data Schedule(s) (for EDGAR filing
             only).....

                                    II-6
991.1